As filed with the Securities and Exchange Commission on April 18, 1997
                                           Registration No. 33-66102*
==========================================================================
                    SECURITIES AND EXCHANGE COMMISSION
                          WASHINGTON, D.C. 20549
                            ___________________

                    POST-EFFECTIVE AMENDMENTS NO. 3 TO
                                 FORM S-6
                 FOR REGISTRATION UNDER THE SECURITIES ACT
                 OF 1933 OF SECURITIES OF UNIT INVESTMENT
                     TRUSTS REGISTERED ON FORM N-8B-2
                            ___________________

A.    Exact Name of Trust:
                         NATIONAL MUNICIPAL TRUST,
                                Series 165
                           Multistate Series 62


B.    Name of depositor:
                    PRUDENTIAL SECURITIES INCORPORATED

C.    Complete address of depositor's principal executive office:
                             One Seaport Plaza
                             199  Water Street
                         New York, New York 10292

D.    Name and complete address of agent for service:
                                                   Copy to:
       LEE B. SPENCER, JR., ESQ.             KENNETH W. ORCE, ESQ.
   PRUDENTIAL SECURITIES INCORPORATED       CAHILL GORDON & REINDEL
             One Seaport Plaza                  80 Pine Street
             199 Water Street              New York, New York 10005
          New York, New York 10292

It is proposed that this filing will become effective (check appropriate box.)
 ___
/  / immediately upon filing on (date) pursuant to
      paragraph (b);
 ___
/X / on April 30, 1997 pursuant to paragraph (b);
 ___
/__/ 60 days after filing pursuant to paragraph (a);
 ___
/__/ on (date) pursuant to paragraph (a) of rule 485.
_______________
* This Registration Statement combines two Registration Statements (File Nos. 33-51039 and 33-66102) pursuant to Rule 429.

CUSIPS: 63701J439R;63701J447R;63701J454R;63701J462R                  MAIL CODE A

Prospectus--PART A

NOTE: PART A of this Prospectus may not be distributed unless accompanied by Part B.

--------------------------------------------------------------------------------
                                              NATIONAL MUNICIPAL TRUST
                                              Series 165
NMT                                           Multistate Series 62
--------------------------------------------------------------------------------

The initial public offering of Units in each Trust has been completed. The Units offered hereby are issued and outstanding Units which have been acquired by the Sponsor either by purchase from the Trustee of Units tendered for redemption or in the secondary market.

National Municipal Trust, Series 165 designated as the National Trust (Laddered Maturities) ('National Trust (Uninsured))' and Multistate Series 62 which consists of three separate underlying unit investment trusts designated as the California Trust (Laddered Maturities), the Florida Trust (Insured (Laddered Maturities)) and the New York Trust (Laddered Maturities) (the 'California Trust'), the 'Florida Trust (Insured)'and the 'New York Trust (Uninsured)', collectively, the 'State Trusts', or singularly, the 'State Trust') (the 'Trusts' or the 'Trust' or in the case of the Florida Trust (Insured) the 'Insured Trust' as the context requires) are composed of interest-bearing municipal bonds and contracts and funds for the purchase thereof (the 'Securities.') The Securities in the State Trusts are issued primarily by or on behalf of the State for which the State Trust is named and counties, municipalities, authorities and political subdivisions thereof. The interest on these bonds, in the opinion of bond counsel to the issuing governmental authorities is, under existing law, excludable from gross income for Federal income tax purposes (except in certain instances depending on the Unit Holder) and, as respects the underlying State Trusts, exempt from State and any local income taxes to individual Unit Holders resident in the State for which the State Trust is named.

The objectives of each Trust are the providing of interest income which, in the opinion of counsel is, under existing law, excludable from gross income for Federal income tax purposes (except in certain instances depending on the Unit Holder), through investment in a fixed portfolio consisting primarily of investment grade intermediate-term state, municipal and public authority debt obligations, and the conservation of capital. In addition, in the opinion of bond counsel to the issuers of the obligations, the interest income on the obligations held by a State Trust is exempt from state and any local income taxes to individual Unit Holders resident in the State for which the State Trust is named. There is, of course, no guarantee that the Trusts' objectives will be achieved. The value of the Units of each Trust will fluctuate with the value of the portfolio of underlying Securities. Each municipal bond in the Insured Trust is covered by an irrevocable insurance policy as a result of which the Units of the Insured Trust were rated AAA by Standard & Poor's Corporation as of the Date of Deposit. Insurance guaranteeing the scheduled payment of principal of and interest on the securities in the Florida Trust (Insured) to the maturity of such Securities has been obtained at the cost of the issuer at the time of issuance. No representation is made as to the insurers' ability to meet their commitments. The National Trust (Uninsured), the California Trust, the Florida Trust (Insured) and the New York Trust (Uninsured) are structured to return to Unit Holders each year beginning in approximately the seventh year of each Trust, approximately 20% of the per Unit principal amount of the Securities included in each Trust. The Securities in Series 165 and the New York Trust (Uninsured) are not insured. The Securities in the Trusts are not insured by The Prudential Insurance Company of America. The Prospectus indicates the extent to which interest income of each Trust is subject to alternative minimum tax under the Internal Revenue Code of 1986, as amended. See 'Schedule of Portfolio Securities' and 'Portfolio Summary.'

                            Minimum Purchase: 1 Unit

PUBLIC OFFERING PRICE of the Units of each Trust is equal to the aggregate bid side evaluation of the underlying Securities in each Trust's Portfolio divided by the number of Units outstanding in such Trust, plus a sales charge as set forth in the table herein. (See Part B--'Public Offering of Units--Volume Discount.') Units are offered at the Public Offering Price plus accrued interest. (See Part B--'Public Offering of Units.')

--------------------------------------------------------------------------------
Sponsor:
                                                   Prudential Securities (LOGO)
--------------------------------------------------------------------------------
THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION NOR HAS THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS
A CRIMINAL OFFENSE.
--------------------------------------------------------------------------------
Please read and retain                                Prospectus dated
this Prospectus for future reference                  April 30, 1997

                            NATIONAL MUNICIPAL TRUST
                                   Series 165
                              Multistate Series 62
--------------------------------------------------------------------------------
                               TABLE OF CONTENTS
--------------------------------------------------------------------------------

                                                                                                      Page
Summary.................................................................................   Part A      A-i
Summary of Essential Information........................................................             A-iii
Independent Auditors' Report............................................................               A-1
Statement of Financial Condition........................................................               A-2
Schedule of Portfolio Securities........................................................               A-7
The Trust...............................................................................   Part B        1
     Portfolio Summary..................................................................                 2
     Insurance on the Securities in the Portfolio of an Insured Trust--General..........                 9
     Insurance on the Securities in the Portfolio of an Insured Trust--Insurers.........                 9
     Objectives and Securities Selection................................................                14
     Estimated Annual Income Per Unit...................................................                14
Tax Status..............................................................................                15
Public Offering of Units................................................................                18
     Public Offering Price..............................................................                18
     Public Distribution................................................................                19
     Secondary Market...................................................................                20
     Sponsor's and Underwriters' Profits................................................                20
     Secondary Market Sales Charge......................................................                20
     Volume Discount....................................................................                21
     Employee Discount..................................................................                21
Exchange Option.........................................................................                21
     Tax Consequences...................................................................                23
Reinvestment Program....................................................................                23
Expenses and Charges....................................................................                23
     Expenses...........................................................................                23
     Fees...............................................................................                23
     Other Charges......................................................................                25
Rights of Unit Holders..................................................................                25
     Certificates.......................................................................                25
     Distribution of Interest and Principal.............................................                25
     Reports and Records................................................................                27
     Redemption.........................................................................                27
Sponsor.................................................................................                28
     Limitations on Liability...........................................................                29
     Responsibility.....................................................................                30
     Resignation........................................................................                30
Trustee.................................................................................                30
     Limitations on Liability...........................................................                31
     Responsibility.....................................................................                31
     Resignation........................................................................                31
Evaluator...............................................................................                31
     Limitations on Liability...........................................................                31
     Responsibility.....................................................................                31
     Resignation........................................................................                31
Amendment and Termination of the Indenture..............................................                32
     Amendment..........................................................................                32
     Termination........................................................................                32
Legal Opinions..........................................................................                32
Auditors................................................................................                32
Bond Ratings............................................................................                32

--------------------------------------------------------------------------------
This Prospectus does not contain all of the information with respect to the investment company set forth in its registration statement and exhibits relating thereto which have been filed with the Securities and Exchange Commission, Washington, D.C. under the Securities Act of 1933 and the Investment Company Act of 1940, and to which reference is hereby made.
--------------------------------------------------------------------------------

No person is authorized to give any information or to make any representations with respect to this investment company not contained herein; and any information or representations not contained herein must not be relied upon as having been authorized. This Prospectus does not constitute an offer to sell, or a solicitation of an offer to buy, securities in any state to any person to whom it is not lawful to make such offer in such state.
--------------------------------------------------------------------------------

                                    SUMMARY

    INSURANCE guaranteeing the scheduled payments of principal of and interest on the Securities in the portfolio of the Insured Trust has been obtained by the issuer at the cost of the issuer at the time of issuance of the Securities from AMBAC Indemnity Corporation ('AMBAC'), Capital Market Assurance Corporation ('CapMAC'), Connie Lee Insurance Company ('Connie Lee'), Financial Security Assurance ('FSA'), MBIA Insurance Corporation ('MBIA'), Municipal Bond Investors Assurance Corporation ('MBIAC'), and/or Financial Guaranty Insurance Company ('Financial Guaranty' or 'FGIC') (singularly, each an 'Insurance Company' and, collectively, the 'Insurance Companies.') (See Part B--'The Trust--Insurance on the Securities in the Portfolio of an Insured Trust.') As a result of the insurance, the Securities and the Units of the Insured Trust have received a rating of 'AAA' by Standard & Poor's Corporation. There can be no assurance that Units of the Insured Trust will retain this 'AAA' rating. There is, of course, no guarantee that the objectives of the Insured Trust will be achieved since an issuer may be unable to meet its principal and interest payment obligations and, in such event, the Insurance Company involved may be unable to satisfy its insurance obligation. Insurance is not a substitute for the basic credit of an issuer, but supplements the issuer's existing credit and provides additional security therefor. NO REPRESENTATION IS MADE AS TO THE ABILITY OF THE INSURANCE COMPANIES TO MEET THEIR COMMITMENTS.

    THE CALIFORNIA TRUST. Insurance guaranteeing the scheduled payments of principal of and interest on seven of the Securities in the Portfolio of the California Trust has been obtained by the issuer at the cost of the issuer at the time of issuance of the Securities from one of the above-listed insurance companies. The remaining two Securities in the Portfolio of the California Trust are not insured but are collateralized by a mortgage-backed security of the modified pass-through type, fully guaranteed as to principal and interest by the Government National Mortgage Association ('Ginnie Mae'), as a result of which the Securities are rated Aaa by Moody's Investors Service. Ginnie Maes are backed by the full faith and credit of the United States. The mortgage loan which backs the Ginnie Mae is insured by the Federal Housing Administration. There is, of course, no guarantee that the objectives of the California Trust will be achieved since those Securities that are insured are subject to the risks stated above under 'INSURANCE' and those issues that are collateralized subject a Unit Holder to the risk that in the event that the mortgage loan is prepaid redemptions of the Securities would result in a return of principal earlier than scheduled which principal may be able to be reinvested by a Unit Holder at such time only at lower rates of interest.

    MONTHLY DISTRIBUTIONS of principal, premium, if any, and interest received by each Trust will be made on or shortly after the twenty-fifth day of each month to Unit Holders of record as of the immediately preceding Record Date. (See Part B--'Rights of Unit Holders--Distribution of Interest and Principal.') Alternatively, Unit Holders may elect to have their distributions reinvested in the Reinvestment Program of the Sponsor, as, if and when such program is available to Unit Holders. (See Part B--'Reinvestment Program.')

    THE SPONSOR, although not obligated to do so, presently intends to maintain a secondary market for the Units in each Trust based on the aggregate bid side evaluation of the underlying Securities, as more fully described under Part B--'Public Offering of Units--Secondary Market--Public Offering Price.' If such a market is not maintained, a Unit Holder may be able to dispose of his Units only through redemption at prices based on the aggregate bid side evaluation of the underlying Securities. (See Part B--'Rights of Unit Holders--Redemption--Computation of Redemption Price per Unit.')

    SPECIAL CONSIDERATIONS. An investment in Units of each Trust should be made with an understanding of the risks which an investment in fixed rate intermediate term debt obligations may entail, including the risk that the value of the Units will decline with increases in interest rates. Insurance obtained by the Security issuer does not guarantee the market value of the Securities or the value of the Units. Any such insurance obtained by the issuer may be considered to represent an element of market value in regard to the Securities thus insured. The insurance on the Securities in the Insured Trust does not protect Unit Holders from the risk that the value of the units may decline. (See Part B--'The Trust--Portfolio Summary.') The ratings of the Securities set forth in Part A--'Schedule of Portfolio Securities' may have declined due to, among other factors (including a decline in the creditworthiness of an insurer in the case of an insured trust which may also result in a decline in the AAA rating of the Units of an insured trust), a decline in creditworthiness of the issuer of said Securities.

    LADDERED MATURITIES. The National Trust (Uninsured), the California Trust, the Florida Trust (Insured) and the New York Trust (Uninsured) are structured to return to Unit Holders each year beginning in approximately the seventh year of each Trust approximately 20% of the per Unit principal amount of the Securities included in each Trust. (See 'Schedule of Portfolio Securities.') The timing and percentage amount of principal return may vary from the estimated cash flow schedule on the Date of Deposit if Securities are sold for credit reasons or as a result of redemptions or if an issuer calls or fails to call a Security. Such sale, call or failure to call may result in an increase in, a decrease in, or the elimination of, a return of principal in one or more years. If interest rates rise, Unit Holders may be able to reinvest their principal distributions as received in higher-yielding obligations. Conversely, however, if interest rates decline, Unit Holders will be receiving payments of principal at times when only lower-yielding investments of comparable quality are available. Reinvesting at such time may result in an over-all lower yield than would result from a single investment maturing at the close of the life of the Trust.

    Note: In Part B 'Trustee' the location of the unit investment trust office of The Chase Manhattan Bank is amended to read 4 New York Plaza, New York, New York 10004.

Portfolio Summary

   National Trust (Uninsured)

    The Portfolio contains 9 issues of Securities of issuers located in 8 states and the District of Columbia. Three of the issues (22.5%* of the Trust) are general obligations of governmental entities and are backed by the general taxing powers of those entities. The remaining issues are payable from the income of specific projects or authorities and are not supported by the issuer's power to levy taxes. Although income to pay such Securities may be derived from more than one source, the primary sources of such income and the percentage of issues deriving income from such sources are as follows: health and hospital facilities: 4.8%* of the Trust; education facilities: 34.0%* of the Trust; pollution control facilities: 9.7%* of the Trust; power facilities: 16.7%* of the Trust; water and sewer facilities: 12.3%* of the Trust. The Trust is concentrated in education facilities Securities.

    53.8%* of the Securities in the Trust are rated by Standard & Poor's Corporation (19.8%* being rated AAA, 26.8%* being rated A and 7.2%* being rated
BBB). 46.2%* of the Securities in the Trust are rated by Moody's (33.6%* being rated Aa and 12.6%* being rated Ba). For a description of the meaning of the applicable rating symbols as published by Standard & Poor's, see Part B--'Bond Ratings'. It should be emphasized, however, that the ratings of Standard & Poor's represent its opinion as to the quality of the Securities which it undertakes to rate and that these ratings are general and are not absolute standards of quality.

    Five Securities in the Trust have been issued with an 'original issue discount'. (See Part B--'Tax Status.')

    Of these original issue discount bonds, approximately 4.3% of the aggregate principal amount of the Securities in the Trust (although only 2.7%* of the aggregate bid price of all Securities in the Trust) are zero coupon bonds (including bonds known as multiplier bonds, money multiplier bonds, capital appreciation bonds, capital accumulator bonds, compound interest bonds, and discount maturity payment bonds).

   Alternative Minimum Tax

    As of the date of the Summary of Essential Information, the Sponsor's affiliate, The Prudential Investment Corporation, estimates that 35.0% of the estimated annual income per Unit consists of interest on private activity bonds, which interest is to be treated as a tax preference item for alternative minimum tax purposes (See 'Tax Status' and 'Schedule of Portfolio Securities.')

------------
    * Percentages computed on the basis of the aggregate bid price of the Securities in the Trust on March 17, 1997.

    The Sponsor participated as sole underwriter or manager or member of underwriting syndicates from which approximately 7.2%* of the Trust was acquired.

   California Trust

    The Portfolio contains 9 issues of Securities of issuers located in the State of California. All of the issues are payable from the income of specific projects or authorities and are not supported by the issuer's power to levy taxes. Although income to pay such Securities may be derived from more than one source, the primary sources of such income and the percentage of issues deriving income from such sources are as follows: certificates of participation: 16.5%* of the Trust; health and hospital facilities: 44.6%* of the Trust; housing facilities: 16.8%* of the Trust; tax allocation bonds: 22.1%* of the Trust. The Trust is concentrated in health and hospital facilities securities.

    83.2%* of the Securities in the Trust are rated AAA by Standard & Poor's Corporation and 16.8%* of the Securities in the Trust are rated Aaa by Moody's Investors Service. For a description of the meaning of the applicable rating symbols as published by Standard & Poor's and Moody's, see Part B--'Bond Ratings'. It should be emphasized, however, that the ratings of Standard & Poor's and Moody's represent their opinions as to the quality of the Securities which they undertake to rate and that these ratings are general and are not absolute standards of quality.

    Four Securities in the Trust have been issued with an 'original issue discount'. (See Part B--'Tax Status.')

    Of these original issue discount bonds, approximately 1.9% of the aggregate principal amount of the Securities in the Trust (although only 1.5%* of the aggregate bid price of all Securities in the Trust) are zero coupon bonds (including bonds known as multiplier bonds, money multiplier bonds, capital appreciation bonds, capital accumulator bonds, compound interest bonds, and discount maturity payment bonds).

    83.2%* of the Securities in the Trust are insured to maturity by the insurance obtained by the issuer from the following insurance companies: AMBAC:
16.8%*; Connie Lee: 16.8%*; FGIC: 1.5%*; MBIA & MBIAC: 48.1%*. 16.8%* of the
Securities in the Trust are backed by Ginnie Mae.

   Florida Trust (Insured)

    The Portfolio contains 7 issues of Securities of issuers located in the State of Florida. Two of the issues (17.0%* of the Trust) are general obligations of governmental entities and are backed by the general taxing powers of those entities. The remaining issues are payable from the income of specific projects or authorities and are not supported by the issuer's power to levy taxes. Although income to pay such Securities may be derived from more than one source, the primary sources of such income and the percentage of issues deriving income from such sources are as follows: education facilities: 15.3%* of the Trust; health and hospital facilities: 17.1%* of the Trust; lease facilities:
16.9%* of the Trust; utility facilities: 16.9%* of the Trust; water and sewer facilities: 16.8%* of the Trust.

    100%* of the Securities in the Trust are rated AAA by Standard & Poor's Corporation. For a description of the meaning of the applicable rating symbols as published by Standard & Poor's, see Part B--'Bond Ratings'. It should be emphasized, however, that the ratings of Standard & Poor's represent its opinion as to the quality of the Securities which it undertakes to rate and that these ratings are general and are not absolute standards of quality.

    Four Securities in the Trust have been issued with an 'original issue discount'. (See Part B--'Tax Status.')

    Of these original issue discount bonds, approximately 0.3% of the aggregate principal amount of the Securities in the Trust (although only 0.2%* of the aggregate bid price of all Securities in the Trust) are zero coupon bonds (including bonds known as multiplier bonds, money multiplier bonds, capital appreciation bonds, capital accumulator bonds, compound interest bonds, and discount maturity payment bonds).

    The Securities in the Trust are insured to maturity by the insurance obtained by the issuer from the following insurance companies: AMBAC: 34.2%*;
FSA: 48.9%*; MBIA & MBIAC: 16.9%*.

    The Sponsor participated as sole underwriter or manager or member of underwriting syndicates from which approximately 49.0%* of the Trust was acquired.
------------
    * Percentages computed on the basis of the aggregate bid price of the Securities in the Trust on March 17, 1997.

   New York Trust (Uninsured)

    The Portfolio contains 8 issues of Securities of issuers located in the State of New York. Two of the issues (16.9%* of the Trust) are general obligations of governmental entities and are backed by the general taxing powers of those entities. The remaining issues are payable from the income of specific projects or authorities and are not supported by the issuer's power to levy taxes. Although income to pay such Securities may be derived from more than one source, the primary sources of such income and the percentage of issues deriving income from such sources are as follows: health and hospital facilities: 33.4%* of the Trust; lease facilities: 15.4%* of the Trust; capital improvement bonds:
16.6%* of the Trust; transportation facilities: 16.7%* of the Trust; miscellaneous: 1.0%* of the Trust. The Trust is concentrated in health and hospital facilities Securities.

    The Portfolio also contains Securities representing 16.8%* of the Trust (single-family housing securities) which are subject to the requirements of
Section 103A of the Internal Revenue Code of 1954, as amended, or Section 143 of the Internal Revenue Code of 1986.

    66.7%* of the Securities in the Trust are rated by Standard & Poor's Corporation. (33.0%* being rated AAA, 33.7%* being rated BBB) and 33.3%* of the Securities in the Trust are rated by Moody's Investors Service (16.6%* being rated A and 16.7%* being rated Baa). For a description of the meaning of the applicable rating symbols as published by Standard & Poor's and Moody's, see Part B--'Bond Ratings'. It should be emphasized, however, that the ratings of Standard & Poor's and Moody's represent their opinions as to the quality of the Securities which they undertake to rate and that these ratings are general and are not absolute standards of quality.

    Six Securities in the Trust have been issued with an 'original issue discount'. (see Part B--'Tax Status.')

    Of these original issue discount bonds, approximately 0.2% of the aggregate principal amount of the Securities in the Trust (although only 0.1%* of the aggregate bid price of all Securities in the Trust) are zero coupon bonds (including bonds known as multiplier bonds, money multiplier bonds, capital appreciation bonds, capital accumulator bonds, compound interest bonds, and discount maturity payment bonds).

    The Sponsor participated as sole underwriter or manager or member of underwriting syndicates from which approximately 34.4%* of the Trust was acquired.
------------
    * Percentages computed on the basis of the aggregate bid price of the Securities in the Trust on March 17, 1997.

                        SUMMARY OF ESSENTIAL INFORMATION

                            NATIONAL MUNICIPAL TRUST
                                   SERIES 165
                                  (UNINSURED)
                              As of March 17, 1997

FACE AMOUNT OF SECURITIES.......................... $4,930,000.00
NUMBER OF UNITS....................................         4,929
FRACTIONAL UNDIVIDED INTEREST IN THE TRUST
  REPRESENTED BY EACH UNIT.........................     1/4,929th
PUBLIC OFFERING PRICE
  Aggregate bid side evaluation of Securities in
    the Trust...................................... $4,824,107.41
  Divided by 4,929 Units........................... $      978.72
  Plus sales charge of 3.250% of Public Offering
    Price (3.359% of net amount invested in
    Securities).................................... $       32.88
                                                    -------------
  Public Offering Price per Unit(2)(4)............. $    1,011.60
                                                    -------------
                                                    -------------
REDEMPTION PRICE AND SPONSOR'S REPURCHASE PRICE PER
  UNIT (based on bid side evaluation of underlying
  Securities, $32.88 less than Public Offering
  Price per Unit)(4)............................... $      978.72
                                                    -------------
                                                    -------------
MINIMUM PRINCIPAL DISTRIBUTION: No distribution need be made from the Principal Account if the balance therein is less than $1 per Unit.
SPONSOR'S ANNUAL PORTFOLIO SUPERVISION FEE: Maximum $.25 per
  $1,000 face amount of underlying Securities.
PREMIUM AND DISCOUNT ISSUES IN PORTFOLIO:
  Face amount of Securities with bid side evaluation:
  over par--40.3%; at par--0%; at a discount from par--59.7%
EVALUATOR'S FEE FOR EACH EVALUATION: Maximum of $14.
EVALUATION TIME: 3:30 P.M. New York time
MANDATORY TERMINATION DATE: The Trust must be terminated no later than one year after the maturity date of the latest maturing
  Security listed under the Trust's Schedule of Portfolio
  Securities.
MINIMUM VALUE OF TRUST: The Trust may be terminated if the value of the Trust is less than $3,016,000.
Percentage of Unit Holders required to consent in order to amend
  (as permitted) the Trust Indenture and Agreement (except under certain circumstances when Unit Holder consent is not
  required).................................................. 51%
Percentage of Unit Holders required to consent in order to
  terminate the Trust........................................ 51%
DATE OF DEPOSIT: January 26, 1994(1)

                                                                                                    Monthly
                                                                                                    -------
CALCULATION OF ESTIMATED NET ANNUAL INCOME PER UNIT
  Estimated Annual Income per Unit...............................................................   $48.10
  Less estimated annual expenses per Unit(3).....................................................    (1.99)
                                                                                                    -------
  Estimated Net Annual Income per Unit...........................................................   $46.11
                                                                                                    -------
                                                                                                    -------
Trustee's Annual Fee per $1,000 principal amount of underlying Securities........................   $ 1.24
Daily Rate of Income Accrual per Unit............................................................   $.1281
Estimated Current Return (based on Public Offering Price)(5)(6)..................................     4.56%
Estimated Long-Term Return(6)....................................................................     4.44%
INTEREST DISTRIBUTION
  Estimated Net Annual Income per Unit / 12......................................................   $ 3.84
Record Dates--Monthly: tenth day of each month
Distribution Dates--Monthly: twenty-fifth day of each month

------------
    (1) The Date of Deposit is the date on which the Indenture was signed and the deposit of Securities with the Trustee was made.
    (2) This Public Offering Price is computed as of March 17, 1997 and may vary from the Public Offering Price on the date of this Prospectus or any subsequent date.
    (3) Includes Trustee's fee, Sponsor's Portfolio supervision fee, estimated expenses and Evaluator's fees.
    (4) Exclusive of accrued interest which to March 20, 1997, the expected date of settlement for the purchase of Units on March 17, 1997 was $2.32.
    (5) The estimated current return is increased for transactions entitled to a reduced sales charge. (See Part B--'The Trust'--'Estimated Annual Income and Current Return per Unit.')
    (6) The Estimated Current Return is calculated by dividing the Estimated Net Annual Income per Unit by the Public Offering Price per Unit. The Estimated Net Annual Income per Unit will vary with changes in fees and expenses of the Trustee and the Evaluator and with the principal prepayment, redemption, maturity, exchange or sale of Securities while the Public Offering Price will vary with changes in the bid price of the underlying Securities; therefore, there is no assurance that the present Estimated Current Return indicated above will be realized in the future. The Estimated Long-Term Return is calculated on a pre-tax basis using a formula which takes into consideration, and factors in the relative weightings of, the market values, yields (which takes into account the amortization of premiums and the accretion of discounts) and estimated retirements of all of the Securities in the Trust and takes into account the expenses and sales charge associated with each Unit. Since the market values and estimated retirements of the Securities and the expenses of the Trust will change, there is no assurance that the present Estimated Long-Term Return as indicated above will be realized in the future. The after-tax Estimated Long-Term Return will be lower to the extent of any taxation on the disposition of Securities. The after-tax Estimated Long-Term Return will be lower to the extent of any taxation on the disposition of Securities. The Estimated Current Return and Estimated Long-Term Return are expected to differ because the calculation of the Estimated Long-Term Return reflects the estimated date and amount of principal returned while the Estimated Current Return calculations include only Net Annual Interest Income and Public Offering Price as of the above indicated calculation date of the Summary of Essential Information.

                        SUMMARY OF ESSENTIAL INFORMATION
                            NATIONAL MUNICIPAL TRUST
                              MULTISTATE SERIES 62
                                CALIFORNIA TRUST
                              As of March 17, 1997

FACE AMOUNT OF SECURITIES.......................... $2,070,000.00
NUMBER OF UNITS....................................         2,079
FRACTIONAL UNDIVIDED INTEREST IN THE TRUST
  REPRESENTED BY EACH UNIT.........................     1/2,079th
PUBLIC OFFERING PRICE
  Aggregate bid side evaluation of Securities in
    the Trust...................................... $2,043,513.77
  Divided by 2,079 Units........................... $      982.93
  Plus sales charge of 3.796% of Public Offering
    Price (3.946% of net amount invested in
    Securities).................................... $       38.79
                                                    -------------
  Public Offering Price per Unit(2)(4)............. $    1,021.72
                                                    -------------
                                                    -------------
REDEMPTION PRICE AND SPONSOR'S REPURCHASE PRICE PER
  UNIT (based on bid side evaluation of underlying
  Securities, $38.79 less than Public Offering
  Price per Unit(4)................................ $      982.93
                                                    -------------
                                                    -------------
MINIMUM PRINCIPAL DISTRIBUTION: No distribution need be made from the Principal Account if the balance therein is less than $1 per Unit.
SPONSOR'S ANNUAL PORTFOLIO SUPERVISION FEE: Maximum $.25 per
  $1,000 face amount of underlying Securities.
PREMIUM AND DISCOUNT ISSUES IN PORTFOLIO:
  Face amount of Securities with bid side evaluation:
  over par--0%; at par--0%; at a discount from par--100%
EVALUATOR'S FEE FOR EACH EVALUATION: Maximum of $14.
EVALUATION TIME: 3:30 P.M. New York time
MANDATORY TERMINATION DATE: The Trust must be terminated no later than one year after the maturity date of the latest maturing
  Security listed under the Trust's Schedule of Portfolio
  Securities.
MINIMUM VALUE OF TRUST: The Trust may be terminated if the value of the Trust is less than $1,200,000.
Percentage of Unit Holders required to consent in order to amend
  (as permitted) the Trust Indenture and Agreement (except under certain circumstances when Unit Holder consent is not
  required).................................................. 51%
Percentage of Unit Holders required to consent in order to
  terminate the Trust........................................ 51%
DATE OF DEPOSIT: January 26 1994(1)

                                                                                                    Monthly
                                                                                                    -------
CALCULATION OF ESTIMATED NET ANNUAL INCOME PER UNIT
  Estimated Annual Income per Unit...............................................................   $45.61
  Less estimated annual expenses per Unit(3).....................................................    (2.08)
                                                                                                    -------
  Estimated Net Annual Income per Unit...........................................................   $43.53
                                                                                                    -------
                                                                                                    -------
Trustee's Annual Fee per $1,000 principal amount of underlying Securities........................   $ 1.22
Daily Rate of Income Accrual per Unit............................................................   $.1209
Estimated Current Return (based on Public Offering Price)(5)(6)..................................     4.26%
Estimated Long-Term Return(6)....................................................................    4.018%
INTEREST DISTRIBUTION
  Estimated Net Annual Income per Unit / 12......................................................   $ 3.62
Record Dates--Monthly: tenth day of each month
Distribution Dates--Monthly: twenty-fifth day of each month

------------
    (1) The Date of Deposit is the date on which the Indenture was signed and the deposit of Securities with the Trustee was made.
    (2) This Public Offering Price is computed as of March 17, 1997 and may vary from the Public Offering Price on the date of this Prospectus or any subsequent date.
    (3) Includes Trustee's fee, Sponsor's Portfolio supervision fee, estimated expenses and Evaluator's fees.
    (4) Exclusive of accrued interest which to March 20, 1997, the expected date of settlement for the purchase of Units on March 17, 1997 was $1.75.
    (5) The estimated current return is increased for transactions entitled to a reduced sales charge. (See Part B--'The Trust'--'Estimated Annual Income and Current Return per Unit.')
    (6) The Estimated Current Return is calculated by dividing the Estimated Net Annual Income per Unit by the Public Offering Price per Unit. The Estimated Net Annual Income per Unit will vary with changes in fees and expenses of the Trustee and the Evaluator and with the principal prepayment, redemption, maturity, exchange or sale of Securities while the Public Offering Price will vary with changes in the bid price of the underlying Securities; therefore, there is no assurance that the present Estimated Current Return indicated above will be realized in the future. The Estimated Long-Term Return is calculated on a pre-tax basis using a formula which takes into consideration, and factors in the relative weightings of, the market values, yields (which takes into account the amortization of premiums and the accretion of discounts) and estimated retirements of all of the Securities in the Trust and takes into account the expenses and sales charge associated with each Unit. Since the market values and estimated retirements of the Securities and the expenses of the Trust will change, there is no assurance that the present Estimated Long-Term Return as indicated above will be realized in the future. The after-tax Estimated Long-Term Return will be lower to the extent of any taxation on the disposition of Securities. The Estimated Current Return and Estimated Long-Term Return are expected to differ because the calculation of the Estimated Long-Term Return reflects the estimated date and amount of principal returned while the Estimated Current Return calculations include only Net Annual Interest Income and Public Offering Price as of the above indicated calculation date of the Summary of Essential Information.

                        SUMMARY OF ESSENTIAL INFORMATION
                            NATIONAL MUNICIPAL TRUST
                              MULTISTATE SERIES 62
                                 FLORIDA TRUST
                                   (INSURED)
                              As of March 17, 1997
                   STANDARD & POOR'S CORPORATION RATING: AAA

FACE AMOUNT OF SECURITIES.......................... $1,890,000.00
NUMBER OF UNITS....................................         1,893
FRACTIONAL UNDIVIDED INTEREST IN THE TRUST
  REPRESENTED BY EACH UNIT.........................     1/1,893st
PUBLIC OFFERING PRICE
  Aggregate bid side evaluation of Securities in
    the Trust...................................... $1,851,619.68
  Divided by 1,893 Units........................... $      978.14
  Plus sales charge of 3.692% of Public Offering
    Price (3.834% of net amount invested in
    Securities).................................... $       37.50
                                                    -------------
  Public Offering Price per Unit(2)(4)............. $    1,015.64
                                                    -------------
                                                    -------------
REDEMPTION PRICE AND SPONSOR'S REPURCHASE PRICE PER
  UNIT (based on bid side evaluation of underlying
  Securities, $37.50 less than Public Offering
  Price per Unit(4)................................ $      978.14
                                                    -------------
                                                    -------------
MINIMUM PRINCIPAL DISTRIBUTION: No distribution need be made from the Principal Account if the balance therein is less than $1 per Unit.
SPONSOR'S ANNUAL PORTFOLIO SUPERVISION FEE: Maximum $.05 per
  $1,000 face amount of underlying Securities.
PREMIUM AND DISCOUNT ISSUES IN PORTFOLIO:
  Face amount of Securities with bid side evaluation:
  over par--0%; at par--0%; at a discount from par--100%
EVALUATOR'S FEE FOR EACH EVALUATION: Maximum of $14.
EVALUATION TIME: 3:30 P.M. New York time
MANDATORY TERMINATION DATE: The Trust must be terminated no later than one year after the maturity date of the latest maturing
  Security listed under the Trust's Schedule of Portfolio
  Securities.
MINIMUM VALUE OF TRUST: The Trust may be terminated if the value of the Trust is less than $1,200,000.
Percentage of Unit Holders required to consent in order to amend
  (as permitted) the Trust Indenture and Agreement (except under certain circumstances when Unit Holder consent is not
  required).................................................. 51%
Percentage of Unit Holders required to consent in order to
  terminate the Trust........................................ 51%
DATE OF DEPOSIT: January 26, 1994(1)

                                                                                                    Monthly
                                                                                                    -------
CALCULATION OF ESTIMATED NET ANNUAL INCOME PER UNIT
  Estimated Annual Income per Unit...............................................................   $44.47
  Less estimated annual expenses per Unit(3).....................................................    (2.08)
                                                                                                    -------
  Estimated Net Annual Income per Unit...........................................................   $42.39
                                                                                                    -------
                                                                                                    -------
Trustee's Annual Fee per $1,000 principal amount of underlying Securities........................   $ 1.21
Daily Rate of Income Accrual per Unit............................................................   $.1178
Estimated Current Return (based on Public Offering Price)(5)(6)..................................     4.17%
Estimated Long-Term Return(6)....................................................................    4.062%
INTEREST DISTRIBUTION
  Estimated Net Annual Income per Unit / 12......................................................   $ 3.53
Record Dates--Monthly: tenth day of each month
Distribution Dates--Monthly: twenty-fifth day of each month

------------
    (1) The Date of Deposit is the date on which the Indenture was signed and the deposit of Securities with the Trustee was made.
    (2) This Public Offering Price is computed as of March 17, 1997 and may vary from the Public Offering Price on the date of this Prospectus or any subsequent date.
    (3) Includes Trustee's fee, Sponsor's Portfolio supervision fee, estimated expenses and Evaluator's fees.
    (4) Exclusive of accrued interest which to March 20, 1997, the expected date of settlement for the purchase of Units on March 17, 1997 was $1.76.
    (5) The estimated current return is increased for transactions entitled to a reduced sales charge. (See Part B--'The Trust'--'Estimated Annual Income and Current Return per Unit.')
    (6) The Estimated Current Return is calculated by dividing the Estimated Net Annual Income per Unit by the Public Offering Price per Unit. The Estimated Net Annual Income per Unit will vary with changes in fees and expenses of the Trustee and the Evaluator and with the principal prepayment, redemption, maturity, exchange or sale of Securities while the Public Offering Price will vary with changes in the bid price of the underlying Securities; therefore, there is no assurance that the present Estimated Current Return indicated above will be realized in the future. The Estimated Long-Term Return is calculated on a pre-tax basis using a formula which takes into consideration, and factors in the relative weightings of, the market values, yields (which takes into account the amortization of premiums and the accretion of discounts) and estimated retirements of all of the Securities in the Trust and takes into account the expenses and sales charge associated with each Unit. Since the market values and estimated retirements of the Securities and the expenses of the Trust will change, there is no assurance that the present Estimated Long-Term Return as indicated above will be realized in the future. The after-tax Estimated Long-Term Return will be lower to the extent of any taxation on the disposition of Securities. The Estimated Current Return and Estimated Long-Term Return are expected to differ because the calculation of the Estimated Long-Term Return reflects the estimated date and amount of principal returned while the Estimated Current Return calculations include only Net Annual Interest Income and Public Offering Price as of the above indicated calculation date of the Summary of Essential Information.

                        SUMMARY OF ESSENTIAL INFORMATION
                            NATIONAL MUNICIPAL TRUST
                              MULTISTATE SERIES 62
                                 NEW YORK TRUST
                                  (UNINSURED)
                              As of March 17, 1997

FACE AMOUNT OF SECURITIES.......................... $2,855,000.00
NUMBER OF UNITS....................................         2,847
FRACTIONAL UNDIVIDED INTEREST IN THE TRUST
  REPRESENTED BY EACH UNIT.........................     1/2,847th
PUBLIC OFFERING PRICE
  Aggregate bid side evaluation of Securities in
    the Trust...................................... $2,822,134.04
  Divided by 2,847 Units........................... $      991.26
  Plus sales charge of 3.670% of Public Offering
    Price (3.810% of net amount invested in
    Securities).................................... $       37.77
                                                    -------------
  Public Offering Price per Unit(2)(4)............. $    1,029.03
                                                    -------------
                                                    -------------
REDEMPTION PRICE AND SPONSOR'S REPURCHASE PRICE PER
  UNIT (based on bid side evaluation of underlying
  Securities, $37.77 less than Public Offering
  Price per Unit)(4)............................... $      991.26
                                                    -------------
                                                    -------------
MINIMUM PRINCIPAL DISTRIBUTION: No distribution need be made from the Principal Account if the balance therein is less than $1 per Unit.
SPONSOR'S ANNUAL PORTFOLIO SUPERVISION FEE: Maximum $.25 per
  $1,000 face amount of underlying Securities.
PREMIUM AND DISCOUNT ISSUES IN PORTFOLIO:
  Face amount of Securities with bid side evaluation:
  over par--0%; at par--0%; at a discount from par--100%
EVALUATOR'S FEE FOR EACH EVALUATION: Maximum of $14.
EVALUATION TIME: 3:30 P.M. New York time
MANDATORY TERMINATION DATE: The Trust must be terminated no later than one year after the maturity date of the latest maturing
  Security listed under the Trust's Schedule of Portfolio
  Securities.
MINIMUM VALUE OF TRUST: The Trust may be terminated if the value of the Trust is less than $1,206,000.
Percentage of Unit Holders required to consent in order to amend
  (as permitted) the Trust Indenture and Agreement (except under certain circumstances when Unit Holder consent is not
  required).................................................. 51%
Percentage of Unit Holders required to consent in order to
  terminate the Trust........................................ 51%
DATE OF DEPOSIT: January 26, 1994(1)

                                                                                                    Monthly
                                                                                                    -------
CALCULATION OF ESTIMATED NET ANNUAL INCOME PER UNIT
  Estimated Annual Income per Unit...............................................................   $49.46
  Less estimated annual expenses per Unit(3).....................................................    (1.91)
                                                                                                    -------
  Estimated Net Annual Income per Unit...........................................................   $47.55
                                                                                                    -------
                                                                                                    -------
Trustee's Annual Fee per $1,000 principal amount of underlying Securities........................   $ 1.05
Daily Rate of Income Accrual per Unit............................................................   $.1321
Estimated Current Return (based on Public Offering Price)(5)(6)..................................     4.62%
Estimated Long-Term Return(6)....................................................................    4.386%
INTEREST DISTRIBUTION
  Estimated Net Annual Income per Unit / 12......................................................   $ 3.96
Record Dates--Monthly: tenth day of each month
Distribution Dates--Monthly: twenty-fifth day of each month

------------
    (1) The Date of Deposit is the date on which the Indenture was signed and the deposit of Securities with the Trustee was made.
    (2) This Public Offering Price is computed as of March 17, 1997 and may vary from the Public Offering Price on the date of this Prospectus or any subsequent date.
    (3) Includes Trustee's fee, Sponsor's Portfolio supervision fee, estimated expenses and Evaluator's fees.
    (4) Exclusive of accrued interest which to March 20, 1997, the expected date of settlement for the purchase of Units on March 17, 1997 was $1.98.
    (5) The estimated current return is increased for transactions entitled to a reduced sales charge. (See Part B--'The Trust'--'Estimated Annual Income and Current Return per Unit.')
    (6) The Estimated Current Return is calculated by dividing the Estimated Net Annual Income per Unit by the Public Offering Price per Unit. The Estimated Net Annual Income per Unit will vary with changes in fees and expenses of the Trustee and the Evaluator and with the principal prepayment, redemption, maturity, exchange or sale of Securities while the Public Offering Price will vary with changes in the bid price of the underlying Securities; therefore, there is no assurance that the present Estimated Current Return indicated above will be realized in the future. The Estimated Long-Term Return is calculated on a pre-tax basis using a formula which takes into consideration, and factors in the relative weightings of, the market values, yields (which takes into account the amortization of premiums and the accretion of discounts) and estimated retirements of all of the Securities in the Trust and takes into account the expenses and sales charge associated with each Unit. Since the market values and estimated retirements of the Securities and the expenses of the Trust will change, there is no assurance that the present Estimated Long-Term Return as indicated above will be realized in the future. The after-tax Estimated Long-Term Return will be lower to the extent of any taxation on the disposition of Securities. The Estimated Current Return and Estimated Long-Term Return are expected to differ because the calculation of the Estimated Long-Term Return reflects the estimated date and amount of principal returned while the Estimated Current Return calculations include only Net Annual Interest Income and Public Offering Price as of the above indicated calculation date of the Summary of Essential Information.

Risk Factors

    Potential purchasers of the Units of a State Trust should consider the fact that the Trust's Portfolio consists primarily of Securities issued by the state for which such State Trust is named or its municipalities or authorities and realize the substantial risks associated with an investment in such Securities. Each State Trust is subject to certain additional risk factors:

    The Sponsor believes the information summarized below describes some of the more significant aspects of the State Trust. The sources of such information are the official statements of issuers as well as other publicly available documents. While the Sponsor has not independently verified this information, it has no reason to believe that such information is not correct in all material respects.

California Trust

    Since the start of the 1990-91 fiscal year, California (the 'State') has faced the worst economic, fiscal and budget conditions since the 1930s. Construction, manufacturing (especially aerospace), exports and financial services, among others, have all been severely affected. Job losses have been the worst of any post-war recession and have been estimated to exceed 800,000. While the most severe point of the recession has been estimated to have occurred in late 1993, pre-recession job levels are not expected to be reached for several more years.

    The recession has affected State tax revenues, which mirror economic conditions. It has also caused increased expenditures for health and welfare programs. The State has also been facing a structural imbalance in its budget with the largest programs supported by the General Fund (K-12 schools and community colleges, health, welfare and corrections) growing at rates higher than the growth rates for the principal revenue sources of the General Fund. (The General Fund, the State's main operating fund, consists of revenues which are not required to be credited to any other fund.) As a result, the State has experienced recurring budget deficits.

    Employment, income, and retail sales in the State have shown modest increases over the past two years, indicating some recovery from recessionary conditions. These increases notwithstanding, pre-recession job levels are not expected to be reached until 1997.

    Together with the federal government, which is providing over $9.5 billion in aid, the State is committed to assisting local governments, individuals and businesses suffering damage caused by the Northridge earthquake, as well as to assisting in the repair and replacement of State-owned facilities.

    On December 6, 1994, Orange County, California (the 'County'), together with its pooled investment funds (the 'Pools'), filed for protection under Chapter 9 of the federal Bankruptcy Code.

    On May 2, 1995, the Bankruptcy Court approved a settlement agreement covering claims of the other participating entities against the County and the Pools. Most participants have received in cash 80% (90% for school districts) of their Pools' investments with the balance to be paid in the future.

    The State bears no existing obligation in connection with any of the outstanding obligations or securities of the County or any of the other participating entities. It may, however, be necessary for the State to intervene if the County lacks sufficient resources to maintain County administered State programs. In this regard, the State cannot predict what, if any, action may occur. The Legislature is considering the County's new financial plan and other proposals relating to the County bankruptcy, including possible State oversight of County finances. None of the proposals, however, presently involve any direct State financial support of the County.

   1995-96 Budget

    The State began the 1995-96 fiscal year with strengthening revenues based on an improving economy and the smallest nominal 'budget gap' to be closed in many years.

    The 1995-96 Budget Act, signed by the Governor on August 3, 1995, projects General Fund revenues and transfers of $44.1 billion, about $2.2 billion higher than projected revenues in 1994-95. The Budget Act projects Special Fund revenues of $12.7 billion, an increase from $12.1 billion projected in 1994-95.

    The 1995-96 Budget Act projects General Fund expenditures and transfers of $43.4 billion, an increase of $168 million over 1994-95. The Budget Act also projects Special Fund expenditures of $13.4 billion, a decrease of $700 million from 1994-95 projected expenditures. The principal features of the Budget Act were the following:

    1. Proposition 98 funding for schools and community colleges will increase by about $1 billion (General Fund) and $1.2 billion total above revised 1994-95 levels. Because of higher than projected revenues in 1994-95, an additional $543 million is appropriated to the 1994-95 Proposition 98 entitlement. A significant component of this amount is a block grant of about $54 per pupil for any one-time purpose. Per-pupil expenditures are projected to increase by another $126 in 1995-96 to $4,435. A full 2.7% cost of living allowance is funded for the first time in several years. The budget compromise anticipates a settlement of the CTA v. Gould litigation.

    2. Cuts in health and welfare costs totaling about $900 million, some of which would require federal legislative approval.

    3. A 3.5% increase in funding for the University of California ($90 million General Fund) and the California State University system ($24 million General
Fund).

    4. The Budget assumes receipt of $473 million in new federal aid for costs of illegal immigrants, in excess of federal government commitments. This amount is considerably less than the summer 1994 two-year budget proposal estimate, and is somewhat lower than the estimate in the January 1995 Governor's Budget.

    5. General Fund support for the Department of Corrections is increased by about 8 percent over 1994-95, reflecting estimates of increased prison population. This amount is less than was proposed in the Governor's Budget.

    THE FOREGOING DISCUSSION OF THE 1995-96 FISCAL YEAR BUDGET IS BASED IN LARGE PART ON STATEMENTS MADE IN A RECENT 'PRELIMINARY OFFICIAL STATEMENT' DISTRIBUTED BY THE STATE OF CALIFORNIA. IN THAT DOCUMENT, THE STATE INDICATED THAT ITS DISCUSSION OF THE FISCAL YEAR BUDGET IS BASED ON ESTIMATES AND PROJECTIONS OF REVENUES AND EXPENDITURES FOR THE CURRENT FISCAL YEAR AND MUST NOT BE CONSTRUED AS STATEMENTS OF FACT. THE STATE NOTED FURTHER THAT THE ESTIMATES AND PROJECTIONS ARE BASED UPON VARIOUS ASSUMPTIONS WHICH MAY BE AFFECTED BY NUMEROUS FACTORS, INCLUDING FUTURE ECONOMIC CONDITIONS IN THE STATE AND THE NATION, AND THAT THERE CAN BE NO ASSURANCE THAT THE ESTIMATES WILL BE ACHIEVED.

   State Appropriations Limit

    The State is subject to an annual appropriations limit imposed by Article XIIIB of the State Constitution (the 'Appropriations Limit'), and is prohibited from spending 'appropriations subject to limitation' in excess of the Appropriations Limit. Article XIIIB, originally adopted in 1979, was modified substantially by Propositions 98 and 111 in 1988 and 1990, respectively. 'Appropriations subject to limitation' are authorizations to spend 'proceeds of taxes,' which consist of tax revenues and certain other funds, including proceeds from regulatory licenses, user charges or other fees to the extent that such proceeds exceed the reasonable cost of providing the regulation, product or service. The Appropriations Limit is based on the limit for the prior year, adjusted annually for certain changes, and is tested over consecutive two-year periods. Any excess of the aggregate proceeds of taxes received over such two-year period above the combined Appropriation Limits for those two years is divided equally between transfers to K-14 districts and refunds to taxpayers.

    Exempted from the Appropriations Limit are debt service costs of certain bonds, court or federally mandated costs, and, pursuant to Proposition 111, qualified capital outlay projects and appropriations or revenues derived from any increase in gasoline taxes and motor vehicle weight fees above January 1, 1990 levels. Some recent initiatives were structured to create new tax revenues dedicated to specific uses and expressly exempted from the Article XIIIB limits. The Appropriations Limit may also be exceeded in cases of emergency arising from civil disturbance or natural disaster declared by the Governor and approved by two-thirds of the Legislature. If not so declared and approved, the Appropriations Limit for the next three years must be reduced by the amount of the excess.

    Because of the complexities of Article XIIIB, the ambiguities and possible inconsistencies in its terms, the applicability of its exceptions and exemptions and the impossibility of predicting future appropriations, the Sponsor cannot predict the impact of this or related legislation on the bonds in the California Trust Portfolio. Other Constitutional amendments affecting state and local taxes and appropriations have been proposed from time to time. If any such initiatives are adopted, the State could be pressured to provide additional financial assistance to local governments or appropriate revenues as mandated by such initiatives. Propositions such as Proposition 98 and others that may be adopted in the future, may place increasing pressure on the State's budget over future years, potentially reducing resources available for other State programs, especially to the extent that the Article XIIIB spending limit would restrain the State's ability to fund such other programs by raising taxes.

   State Indebtedness

    As of August 1, 1995, the State had over $18.93 billion aggregate amount of its general obligation bonds outstanding. General obligation bond authorizations in an aggregate amount of approximately $2.81 billion remained unissued as of August 1, 1995. The State also builds and acquires capital facilities through the use of lease purchase borrowing. As of August 1, 1995, the State had approximately $5.56 billion of outstanding Lease-Purchase Debt.

    In addition to the general obligation bonds, State agencies and authorities had approximately $18.98 billion aggregate principal amount of revenue bonds and notes outstanding as of June 30, 1995. Revenue bonds represent both obligations payable from State revenue-producing enterprises and projects, which are not payable from the General Fund, and conduit obligations payable only from revenues paid by private users of facilities financed by such revenue bonds. Such enterprises and projects include transportation projects, various public works and exposition projects, educational facilities (including the California State University and University of California systems), housing, health facilities and pollution control facilities.

   Litigation

    The State is a party to numerous legal proceedings, many of which normally occur in governmental operations. In addition, the State is involved in certain other legal proceedings that, if decided against the State, might require the State to make significant future expenditures or impair future revenue sources.

   Ratings

    On July 15, 1994, Standard & Poor's Corporation ('Standard & Poor's'), Moody's Investors Service, Inc. ('Moody's'), and Fitch Investors Service, Inc. ('Fitch') all downgraded their ratings of California's general obligation bonds. These bonds are usually sold in 20- to 30-year increments and used to finance the construction of schools, prisons, water systems and other projects. The ratings were reduced by Standard & Poor's from 'A+' to 'A,' by Moody's from 'Aa' to 'A1,' and by Fitch from 'AA' to 'A.' Since 1991, when it had a 'AAA' rating, the State's rating has been downgraded three times by all three ratings agencies. All three agencies cite the 1994-95 Budget Act's dependence on a 'questionable' federal bailout to pay for the cost of illegal immigrants, the Proposition 98 guaranty of a minimum portion of State revenues for kindergarten through community college, and the persistent deficit requiring more borrowing as reasons for the reduced rating. Another concern was the State's reliance on a standby mechanism which could trigger across-the-board reductions in all State programs, and which could disrupt State operations, particularly in fiscal year 1995-96. However, a Standard & Poor's spokesman stated that, although the lowered-ratings means California is a riskier borrower, Standard & Poor's anticipates that the State will pay off its debts and not default. There can be no assurance that such ratings will continue for any given period of time or that they will not in the future be further revised.

    Fitch upgraded its rating of California's general obligation bonds from 'A' to 'A+' on February 26, 1996. No rating change was made, however, by either Moody's or Standard & Poor's as of that date.

    As a result of Orange County's Chapter 9 bankruptcy filing on December 6, 1994, Moody's suspended the county's bond ratings until January 6, 1995, when it reinstated them at a rating of 'Caa.' On December 6, 1994, Standard & Poor's cut its rating of all Orange County debt from 'AA-' to 'CCC,' a level below investment grade and an indication of high risk and uncertainty, and on December 8, 1994, Standard & Poor's further reduced its rating to 'D' indicating default status. Fitch does not rate Orange County bonds. It is anticipated that as Orange County's credit and bond ratings fall, it will have difficulty in getting loans or selling its bonds to raise money. Additionally, the County's bankruptcy filing could affect about 180 municipalities, school districts, and other municipal entities which entrusted billions of dollars to Orange County to invest. Standard & Poor's has informed such entities that they have been placed on negative credit watch, the usual step prior to a downgrade of credit rating.

    The Sponsor believes the information summarized above describes some of the more significant aspects relating to the California Trust. The sources of such information are Preliminary Official Statements and Official Statements relating to the State's general obligation bonds and the State's revenue anticipation notes, or obligations of other issuers located in the State of California, or other publicly available documents. Although the Sponsor has not independently verified this information, it has no reason to believe that such information is not correct in all material respects.

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Florida Trust

   Population

    In 1980, Florida was the seventh most populous state in the U.S. The State has grown dramatically since then and as of April 1, 1995, ranks fourth stimated population of 14.1 million. Florida's attraction, as both a growth and retirement state, has kept net migration at an average of 227,000 new residents a year from 1985 through 1995. The U.S. average population increase since 1984 is about 1% annually, while Florida's average annual rate of increase is about 2.3%. Florida continues to be the fastest growing of the eleven largest states. This strong population growth is one reason the State's economy is performing better than the national economy as a whole. In addition to attracting senior citizens to Florida as a place for retirement, the State is also recognized as attracting a significant number of working age individuals. Since 1985, the prime working age population (18 - 44) has grown at an average annual rate of 2.2%. The share of Florida's total working age population (18 - 59) to total State population is approximately 54%. This share is not expected to change appreciably into the twenty-first century.

   Income

    The State's personal income has been growing strongly the last several years and has generally outperformed both the U.S., as a whole, and the southeast United States in particular, according to the U.S. Department of Commerce and the Florida Consensus Economic Estimating Conference. This is because Florida's population has been growing at a very strong pace and, since the early 70's, the State's economy has diversified so as to provide a broader economic base. As a result, Florida's real per capita personal income has tracked closely with the national average and has tracked above the southeast. From 1985 through 1995, the State's real per capita income rose an average 5.0% a year, while the national real per capita income increased at an average 4.9%.

    Because Florida has a proportionately greater retirement age population, property income (dividends, interest, and rent) and transfer payments (Social Security and pension benefits, among other sources of income) are relatively more important sources of income. For example, Florida's total wages and salaries and other labor income in 1994 was 60.6% of total personal income, while a similar figure for the nation was 70.8%. Transfer payments are typically less sensitive to the business cycle than employment income and, therefore, act as stabilizing forces in weak economic periods.

    The State's per capita personal income in 1995 of $22,916 was slightly above the national average of $22,788 and significantly ahead of that for the southeast United States, which was $20,645. Real personal income in the State is expected to increase 4.2% in 1996-97 and 4.4% in 1997-98. Real personal income per capita in the State is projected to grow at 2.3% in 1996-97 and 2.6% in 1997-98. The Florida economy appears to be performing in line with the U.S. economy and is expected to experience steady if unspectacular growth over the next few years.

   Employment

    Since 1985, the State's population has increased an estimated 26.1%. In that same period, Florida's total non-farm employment has grown by over 36%. Since 1985, the job creation rate in the State is more than twice that of the nation as a whole. Contributing to this is the State's rapid rate of growth in employment and income in international trade. Changes to the Florida economy have also contributed to the State's strong performance. The State is now less dependent on employment from construction, construction related manufacturing, and resource based manufacturing, which have declined as a proportion of total State employment. The State's service sector employment is nearly 87% of total non-farm employment. While the southeast and the nation have a greater proportion of manufacturing jobs, which tend to pay higher wages, service jobs tend to be less sensitive to swings in the business cycle. The State has a concentration of manufacturing jobs in high-tech and high value-added sectors, such as electrical and electronic equipment, as well as printing and publishing. These type of manufacturing jobs tend to be less cyclical. The State's unemployment rate throughout the 1980's tracked below the nation's. As the State's economic growth has slowed, its unemployment rate has tracked above the national average. The average rate in the State since 1986 is 6.2%. The national average also is 6.2%. According to the U.S. Department of Commerce, the Florida Department of Labor and Employment Security, and the Florida Consensus Economic Estimating Conference (together the 'Organization') the State's unemployment rate was 5.5% during 1995. As of November 1996, the Organization estimates that the unemployment rate will be 5.3% for 1996 and 5.3% in 1997.

    The State's economy is expected to decelerate along with the nation, but is expected to outperform the nation as a whole. Total non-farm employment in Florida is expected to increase 2.9% in 1996-97 and 2.9% in 1997-98. Trade and services, the two largest employment sectors, account for more than half of the total non-farm employment. Employment

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in the service sectors should experience an increase of 4.3% in 1996-97 and 4.3%
in 1997-98. Trade is expected to expand 3.1% in 1997 and 2.9% in 1998. The service sector is now the State's largest employment category.

   Construction

    The State's economy has in the past been highly dependent on the construction industry and construction related manufacturing. This dependency has declined in recent years and continues to decline as a result of continued diversification of the State's economy. For example, in 1980, total contract construction employment as a share of total non-farm employment was about 7.5%, and in 1995, the share edged downward to 5%. This trend is expected to continue as the State's economy continues to diversify. Florida, nevertheless, has a dynamic construction industry, with single and multi-family housing starts accounting for about 8.5% of total U.S. housing starts in 1995 while the State's population is 5.4% of the U.S. total population. Florida's housing starts in 1995 were 115,000 and since 1985 have averaged 148,500 a year.

    A driving force behind the State's construction industry has been the State's rapid rate of population growth. Although the State currently is the fourth most populous state, its annual population growth is now projected to slow somewhat as the number of people moving into the State is expected to grow close to 230,000 a year throughout the 1990's. This population trend should provide fuel for business and home builders to keep construction active in Florida for some time to come. However, other factors do influence the level of construction in the State. For example, federal tax reform in 1986 and other changes to the federal income tax code have eliminated tax deductions for owners of more than two residential real estate properties and have lengthened depreciation schedules on investment and commercial properties. Economic growth and existing supplies of homes and buildings also contribute to the level of construction in the State.

    Single and multi-family housing starts in 1996-97 are projected to reach a combined level of 113,200 while increasing to 116,000 next year. Lingering recessionary effects on consumers and tight credit are some of the reasons for relatively slow core construction activity, as well as lingering effects from the 1986 tax reform legislation discussed above. Total construction expenditures are forecasted to increase 5.9% this year and increase 2.7% next year.

    The State has continuously been dependent on the highly cyclical construction and construction related manufacturing industries. While that dependency has decreased, the State is still somewhat subject to the construction and construction related manufacturing industries. The construction industry is driven to a great extent by the State's rapid growth in population. There can be no assurance that population growth will continue throughout the 1990's in which case there could be an adverse impact on the State's economy through the loss of construction and construction related manufacturing jobs. Also, increases in interest rates could significantly adversely impact the financing of new construction within the State, thereby adversely impacting unemployment and other economic factors within the State. In addition, available commercial office space has tended to remain high over the past few years. So long as this glut of commercial rental space continues, construction of this type of space will likely continue to remain slow.

   Tourism

    Tourism is one of the State's most important industries. Approximately 40.7 million tourists visited the State in 1995, as reported by the Florida Department of Commerce. In terms of business activities and State tax revenues, tourists in Florida in 1995 represented an estimated 4.5 million additional residents. Visitors to the State tend to arrive slightly more by air than by car. The State's tourist industry over the years has become more sophisticated, attracting visitors year-round and, to a degree, reducing its seasonality. Tourist arrivals are expected to increase by 2.7% in the 1996 fiscal year and 3.2% next fiscal year. Tourist arrivals to Florida by air are expected to decrease by 5.2% this year and increase by 3.1% next year, while arrivals by car are expected to fall by 0.3% in 1996-97 but increase 3.2% in 1997-98. By the end of the State's current fiscal year, 42.6 million domestic and international tourists are expected to have visited the State. In 1996-97, tourist arrivals should approximate 43.9 million.

   Revenues and Expenses

    Estimated fiscal year 1995-96 General Revenue plus Working Capital and Budget Stabilization funds available to the State total $15,419.3 million, a 4.0% increase over 1994-95. Of the total General Revenue plus Working Capital and Budget Stabilization funds available to the State, $14,651.7 million of that is Estimated Revenues which represents an increase of 7.4% over the previous year's Estimated Revenues. With effective General Revenues plus Working Capital Fund and Budget Stabilization appropriations at $14,710.4 million, unencumbered reserves at the end of 1995-96 are

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estimated at $697.8 million. Estimated fiscal year 1996-97 General Revenue plus
Working Capital and Budget Stabilization funds available total $16,601.7 million, a 7.7% increase over 1995-96. The $15,566.9 million in Estimated Revenues (including recent Measures Affecting Revenues) represents an increase of 6.2% over the previous year's Estimated Revenues. With Combined General Revenues, Working Capital Fund, and Budget Stabilization Fund appropriations at $15,582.2 million, unencumbered reserves as of the end of 1996-97 are estimated at $1,019.5 million.

    In fiscal year 1994-95, approximately 66% of the State's total direct revenue to its three operating funds were derived from State taxes and fees, with Federal grants and other special revenue accounting for the balance. State sales and use tax, corporate income tax, intangible personal property tax, and beverage tax amounted to 69%, 7%, 4%, and 4%, respectively, of total General Revenue Funds available during fiscal 1994-95. In that same year, expenditures for education, health and welfare, and public safety amounted to approximately 51%, 31%, and 14%, respectively, of total expenditures from the General Revenue Fund.

    The State's sales and use tax (6%) currently accounts for the State's single largest source of tax receipts. Slightly less than 10% of the State's sales and use tax is designated for local governments and is distributed to the respective counties in which collected for use by the counties, and the municipalities therein. In addition to this distribution, local governments may (by referendum) assess a 0.5% or a 1.0% discretionary sales surtax within their county. Proceeds from this local option sales tax are earmarked for funding local infrastructure programs and acquiring land for public recreation or conservation or protection of natural resources as provided under applicable Florida law. Certain charter counties have other taxing powers in addition, and non-consolidated counties with a population in excess of 800,000 may levy a local option sales tax to fund indigent health care. It alone cannot exceed 0.5% and when combined with the infrastructure surtax cannot exceed 1.0%. For the fiscal year ended June 30, 1996, sales and use tax receipts (exclusive of the tax on gasoline and special fuels) totalled $11,461 million, an increase of 7.4% over fiscal year 1994-95.

    The second largest source of State tax receipts is the tax on motor fuels. However, these revenues are almost entirely dedicated trust funds for specific purposes and are not included in the State's General Revenue Fund.

    The State imposes an alcoholic beverage, wholesale tax (excise tax) on beer, wine, and liquor. This tax is one of the State's major tax sources, with revenues totalling $441.5 million in fiscal year ending June 30, 1996. Alcoholic beverage tax receipts increased about 1.0% from the previous year's total. Ninety-eight percent of the revenues collected from this tax are deposited into the State's General Revenue Fund.

    The State imposes a corporate income tax. All receipts of the corporate income tax are credited to the General Revenue Fund. For the fiscal year ended June 30, 1996, receipts from this source were $1,162.7 million, an increase of 9.3% from fiscal year 1994-95.

    The State imposes a documentary stamp tax on deeds and other documents relating to realty, corporate shares, bonds, certificates of indebtedness, promissory notes, wage assignments, and retail charge accounts. The documentary stamp tax collections totalled $775.2 million during fiscal year 1995-96, an 11.5% increase from the previous fiscal year. For fiscal year 1994-95, 62.63% of these taxes were deposited to the General Revenue Fund.

    The State imposes a gross receipts tax on electric, natural gas, and telecommunications services. All gross receipts utilities tax collections are credited to the State's Public Education Capital Outlay and Debt Service Trust Fund. In fiscal year 1994-95, this amounted to $543.3 million, an increase of 6.9% over the previous fiscal year.

    The State imposes an intangible personal property tax on stocks, bonds, including bonds secured by liens on Florida real property, notes, governmental leaseholds, and certain other intangibles not secured by a lien on Florida real property. The annual rate of tax is 2 mils (a mil is $1.00 of tax per $1,000.00 of property value). Second, the State imposes a non-recurring 2 mil tax on mortgages and other obligations secured by liens on Florida real property. In fiscal year 1995-96, total intangible personal property tax collections were $895.9 million, a 9.5% increase from the prior year. Of the net tax proceeds, 66.5% are distributed to the General Revenue Fund.

    The State's severance tax taxes oil, gas, and sulphur production, as well as the severance of phosphate rock and other solid minerals. Total collections from severance taxes total $77.2 million during fiscal year 1995-96, up 26.1% from the previous year. Currently, 58% of this amount is transferred to the General Revenue Fund.

    The State began its own lottery in 1988. State law requires that lottery revenues be distributed 50% to the public in prizes, 38.0% for use in enhancing education, and the balance, 12.0%, for costs of administering the lottery. Fiscal year 1995-96 lottery ticket sales totalled $2.07 billion, providing education with approximately $788.1 million.

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   Debt-Balanced Budget Requirement

    At the end of fiscal 1995, approximately $6.83 billion in principal amount of debt secured by the full faith and credit of the State was outstanding. In addition, since July 1, 1995, the State issued about $1.3 billion in principal amount of full faith and credit bonds.

    The State Constitution and statutes mandate that the State budget, as a whole, and each separate fund within the State budget, be kept in balance from currently available revenues each fiscal year. If the Governor or Comptroller believes a deficit will occur in any State fund, by statute, he must certify his opinion to the Administrative Commission, which then is authorized to reduce all State agency budgets and releases by a sufficient amount to prevent a deficit in any fund. Additionally, the State Constitution prohibits issuance of State obligations to fund State operations.

   Litigation

    Currently under litigation are several issues relating to State actions or State taxes that put at risk substantial amounts of General Revenue Fund monies. Accordingly, there is no assurance that any of such matters, individually or in the aggregate, will not have a material adverse affect on the State's financial position.

    Florida law provides preferential tax treatment to insurers who maintain a home office in the State. Certain insurers challenged the constitutionality of this tax preference and sought a refund of taxes paid. Recently, the Florida Supreme Court ruled in favor of the State. This case and others, along with pending refund claims, total about $150 million in possible liability for the State.

    Previously the State imposed a $295 fee on the issuance of certificates of title for motor vehicles previously titled outside the State. Plaintiffs sued the State alleging that this fee violated the Commerce Clause of the U.S. Constitution. The Circuit Court in which the case was filed has granted summary judgment for the plaintiffs, enjoined further collection of the impact fee and ordered refunds to all those who have paid the fee since the collection of the fee went into effect. In the State's appeal of the lower Court's decision, the Florida Supreme Court ruled that this fee was unconstitutional under the Commerce Clause. Thus, the Florida Supreme Court approved the lower court's order enjoining further collection of the fee and requiring refund of the previously collected fees. The refund exposure of the State has been estimated to be in excess of $188 million.

    The State maintains a bond rating of 'Aa,' 'AA,' and 'AA' from Moody's Investors Service, Standard & Poors Corporation, and Fitch, respectively, on the majority of its general obligation bonds, although the rating of a particular series of revenue bonds relates primarily to the project, facility, or other revenue source from which such series derives funds for repayment. While these ratings and some of the information presented above indicate that the State is in satisfactory economic health, there can be no assurance that there will not be a decline in economic conditions or that particular Florida municipal obligations purchased by the Trust will not be adversely affected by any such changes.

    The sources for the information presented above include official statements and financial statements of the State of Florida. While the Sponsor has not independently verified this information, the Sponsor has no reason to believe that the information is not correct in all material respects.

New York Trust

   New York State

    The 1996-97 Executive Budget proposes $3.9 billion in actions to balance the 1996-97 Financial Plan. Before reflecting any actions proposed by the Governor to restrain spending, General Fund disbursements for 1996-97 were projected at $35 billion, an increase of $2.3 billion or 7 percent from 1995-96. This increase would have resulted from growth in Medicaid, inflationary increases in school aid, higher fixed costs such as pensions and debt service, collective bargaining agreements, inflation, and the loss of non-recurring resources that offset spending in 1995-96. Receipts would have been expected to fall by $1.6 billion. This reduction would have been attributable to modest growth in the State's economy and underlying tax base, the loss of non-recurring revenues available in 1995-96 and implementation of previously enacted tax reduction programs.

    In recent years, State actions affecting the level of receipts and disbursements, as well as the relative strength of the State and regional economy, actions of the Federal government and other factors, have created structural budget gaps for the State. These gaps resulted from a significant disparity between recurring revenues and the cost of maintaining or increasing the level of support for State programs. The 1995-96 enacted budget combines significant tax and program
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reductions which will, in the current and future years, lower both the recurring receipts base (before the effect of any economic stimulus from such tax reductions) and the historical annual growth in state program spending. Notwithstanding these changes, the State can expect to continue to confront structural deficits in future years.

    The 1995-96 State Financial Plan includes actions that will have an effect on the budget outlook for State fiscal year 1996-97 and beyond. The net amount of nonrecurring resources used in the 1995-96 State Financial Plan is estimated by the Division of the Budget at over $600 million. In addition to this use of nonrecurring resources, the 1995-96 State Financial Plan reflects actions that will directly affect the State's 1996-97 fiscal year baseline receipts and disbursements. The three-year plan to reduce State personal income taxes will decrease State tax receipts by an estimated $1.7 billion in State fiscal year 1996-97, in addition to the amount of reduction in State fiscal year 1995-96. Further significant reductions in the personal income tax are scheduled for the 1997-98 State fiscal year. Other tax reductions enacted in 1994 and 1995 are estimated to cause an additional reduction in receipts of over $500 million in 1996-97, as compared to the level of receipts in 1995-96. Similarly, many actions taken to reduce disbursements in the State's 1995-96 fiscal year are expected to provide greater reductions in State fiscal year 1996-97. These include actions to reduce the State work force, reduce Medicaid and welfare expenditures and slow community mental hygiene program development.

    The net impact of these and other factors is expected to produce a potential imbalance in receipts and disbursements in State fiscal year 1996-97. The Governor has indicated that in the 1996-97 Executive Budget he will propose to close this potential imbalance primarily through General Fund expenditure reductions and without increases in taxes or deferrals of scheduled tax reductions.

    To address a potential imbalance in any given fiscal year, the State would be required to take actions to increase receipts and/or reduce disbursements as it enacts the budget for that year, and under the State Constitution, the Governor is required to propose a balanced budget each year. To correct recurring budgetary imbalances, the State would need to take significant actions to align recurring receipts and disbursements in future fiscal years. There can be no assurance, however that the Legislature will enact the Governor's proposals or that the State's actions will be sufficient to preserve budgetary balance in a given fiscal year or to align recurring receipts and disbursements in future fiscal years.

    The State is a defendant in numerous legal proceedings and the monetary damages sought are substantial. These proceedings could affect adversely the financial condition of the State in the 1995-96 fiscal year or thereafter.

    The economic and financial condition of the State may be affected by various financial, social, economic and political factors. Those factors can be very complex, can vary from fiscal year to fiscal year, and are frequently the result of actions taken not only by the State but also by entities, such as the federal government, that are outside the State's control. Because of the uncertainty and unpredictability of changes in these factors, their impact cannot be fully included in the assumptions underlying the State's projections. There can be no assurance that the State economy will not experience results that are worse than predicted, with corresponding material and adverse effects on the State's financial projections.

    From time to time, Federal expenditure reductions could reduce, or in some cases eliminate, Federal funding of some local programs and accordingly might impose substantial increased expenditure requirements on affected localities. If the State, the City or any of the public authorities were to suffer serious financial difficulties jeopardizing their respective access to the public credit markets, the marketability of notes and bonds issued by localities within the State could be adversely affected. Localities also face anticipated and potential problems resulting from certain pending litigation, judicial decisions and long-range economic trends. Long-range potential problems of declining urban population, increasing expenditures and other economic trends could adversely affect localities and require increasing State assistance in the future.

   New York City

    The fiscal health of the State is closely related to the fiscal health of its localities, particularly The City of New York (the 'City'), which has required and continues to require significant financial assistance from the State which financial assistance could be affected by State revenue short-falls or spending increases beyond its projections. For each of its 1981 through 1995 fiscal years, the City, as required by State law, achieved balanced operating results, in accordance with GAAP.

    The New York State Financial Emergency Act for The City of New York (the 'Financial Emergency Act'), among other things, established the New York State Financial Control Board (the 'Control Board') to oversee the City's financial affairs. The City operates under a four-year financial plan which is prepared annually and is updated quarterly. The City submits its financial plans as well as the updates quarterly to the Control Board for its review. The Municipal

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Assistance Corporation for The City of New York ('MAC') and the Office of the
State Deputy Comptroller for The City of New York ('OSDC') assist the Control Board in exercising its powers and responsibilities and exercise various monitoring functions relating to the City's financial position.

    During recent fiscal years, as a result of the slowing economy, the City experienced significant shortfalls from earlier projections in almost all of its major tax sources, and was required to take exceptional measures to close substantial budget gaps in order to maintain balanced budgets. There can be no assurance that the City will continue to maintain a balanced budget as required by State law without additional tax or other revenue increases or additional reductions in City services or entitlement programs, which could adversely affect the City's economic base. The City's Financial Plan for the 1996-99 fiscal years, sets forth actions to close a projected budget gap of $3.1 billion for the 1996 fiscal year. The Financial Plan also outlines projected budget gaps of $2.0 billion, $3.3 billion and $4.1 billion for the 1997 through 1999 fiscal years, respectively.

    As of June 30, 1995, the City estimated that its potential future liability on account of outstanding claims against it amounted to approximately $2.5 billion and while the outcome of the proceedings and claims are not currently predictable, adverse determinations in certain of them might have a material adverse effect upon the City's ability to carry out the 1996-1999 Financial Plan.

    On July 10, 1995, Standard and Poor's revised its rating of City bonds downward to 'BBB+' and continued its negative rating outlook assessment. In February 1991, Moody's Investors Service lowered its rating on the City's general obligation bonds from 'A' to 'Baa1.'

    Over the long term, serious potential economic problems may continue to aggravate State and local financial conditions. For decades, the State economy has grown more slowly than the nation as a whole, resulting in the gradual erosion of the State's relative economic affluence and tax base, and the relocation of certain manufacturing operations and executive offices outside the State. The causes of this relative decline are varied and complex, in many cases involving national and international developments beyond the State's control. Part of the reason for the long-term relative decline in the State economy has been attributed to the combined state and local tax burden, which is among the highest in the nation. The existence of this tax burden limits the State's ability to impose higher taxes in the event of future financial difficulties.

    If during the existence of the New York Trust, the City, the State, or any of its agencies or municipalities, because of its or their own financial difficulties, become unable to meet regular commitments or if there should be a default, moratorium or other interruption of payments of interest or principal on any obligation issued by the City, the State, or a municipality or other authority in New York State, the market value and marketability of Bonds in the New York Trust, the asset value of Units of the New York Trust and the interest income to the New York Trust, could be adversely affected.

                        SUPPLEMENT TO PART B--TAX STATUS

California Trust

   On the Date of Deposit, special California counsel for the Sponsor rendered an opinion under the then existing California state income tax law which read as follows:

       The Trust is not an association taxable as a corporation under the income tax laws of the State of California;

       The income, deductions and credits against tax of the Trust will be treated as the income, deductions and credits against tax of the holders of Units in the Trust under the income tax laws of the State of California;

       Interest on the bonds held by the Trust to the extent that such interest is exempt from taxation under California law will not lose its character as tax-exempt income merely because that income is passed through to the holders of Units; however, a corporation subject to the California franchise tax is required to include that interest income in its gross income for purposes of determining its franchise tax liability;

       Each holder of a Unit in the Trust will have a taxable event when the Trust disposes of a bond (whether by sale, exchange, redemption, or payment at maturity) or when the Unit holder redeems or sells his Units. The total tax cost of each Unit to a holder of a Unit in the Trust is allocated among each of the bond issues held in the Trust (in accordance with the proportion of the Trust comprised by each bond issue) in order to determine the holder's per
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    Unit tax cost for each bond issue, and the tax cost reduction requirements relating to amortization of bond premium will apply separately to the per Unit tax cost of each bond issue. Therefore, under some circumstances, a holder of a Unit may realize taxable gain when the Trust disposes of a bond or the holder's Units are sold or redeemed for an amount equal to or less than his original cost of the bond or Unit;

       Each holder of a Unit in the Trust is deemed to be the owner of a pro rata portion of the Trust under the personal property tax laws of the State of California;

       Each Unit holder's pro rata ownership of the bonds held by the Trust, as well as the interest income therefrom, is exempt from California personal property taxes; and

       Amounts paid in lieu of interest on defaulted bonds held by the Trustee under policies of insurance issued with respect to such bonds will be excludable from gross income for California income tax purposes if, and to the same extent as, those amounts would have been so excludable if paid as interest by the respective issuer.

   In the opinion of Messrs. Kopesky & Welke, LLP, special California counsel to the Sponsor, no change in law has occurred since the Date of Deposit which would require a change in the above opinion.

Florida Trust

       In the opinion of Messrs. Carlton, Fields, Ward, Emmanuel, Smith & Cutler, P.A, special Florida Counsel on Florida tax matters, under existing law:

           The Florida Trust will not be subject to the Florida income tax imposed by Chapter 220. In addition, political subdivisions of Florida do not impose any income taxes.

           Non-Corporate Unit Holders will not be subject to any Florida income taxation on income realized by the Florida Trust. Corporate Unit Holders with commercial domiciles in Florida will be subject to Florida income taxation on income realized by the Trust. Other corporate Unit holders will be subject to Florida income taxation on income realized by the Florida Trust only to the extent that the income realized is other than 'non-business income' as defined by Chapter 220.

           Florida Trust Units will be subject to Florida estate tax only if owned by Florida residents and may be subject to Florida estate tax if owned by other decedents at death. However, the Florida estate tax is limited to the amount of the credit allowable under the applicable Federal Revenue Act (currently Section 2011 [and in some cases Section 2102] of the Internal Revenue Code of 1986, as amended) for death taxes actually paid to the several states.

           Neither the Bonds nor the Units will be subject to the Florida ad valorem property tax or Florida sales or use tax.

           Neither the Florida Trust nor the Units of the Florida Trust will be subject to Florida intangible personal property tax.

           Neither the issuance and sale of the Units by the Florida Trust nor the transfer of Units by a Unit Holder will subject either the Florida Trust or the Unit Holders to Florida documentary stamp tax.

           In the event Bonds issued by the government of Puerto Rico, the government of Guam, or the government of the United States Virgin Islands are included in the Florida Trust, the opinions expressed above will be unchanged.

           In the case of an insured Florida Trust, the tax consequences discussed in the above paragraphs will remain the same with respect to amounts paid in lieu of interest on defaulted bonds held by the Trustee under policies of municipal bond insurance.

           For the purposes of the foregoing opinion, the following terms have the following meanings:

           (a) 'Non-Corporate Unit Holder' - a Unit Holder of the Florida Trust who is an individual not subject to the Florida state income tax on corporations, under Chapter 220, Florida Statutes ('Chapter 220').

           (b) 'Corporate Unit Holder' - a Unit Holder of the Florida Trust that is a corporation subject to the Florida state income tax on corporations under Chapter 220.
                                    A-xviii

    New York Tax Status

       In the opinion of Messrs. Cahill Gordon & Reindel, special New York counsel on New York tax matters, as of the date of this Prospectus, under existing law:

       Interest on the underlying debt obligations which is exempt from tax under the laws of the State and City of New York when received by the New York Trust will retain its status as tax-exempt interest to its Unit Holders. (Interest on the underlying obligations in the New York Trust is, however, not excludable from income in determining the amount of the income-based (i) New York State franchise taxes on business and financial corporations or (ii) the New York City general corporation tax and the New York City financial corporation tax.) The minimum income taxes imposed by New York State and New York City on individuals, estates and trusts exclude from their taxable bases the Federal tax preference item with respect to tax-exempt interest.

       Non-residents of New York City will not be subject to the City personal income tax on gains derived with respect to their Units. Non-residents of the State will not be subject to New York State personal income tax on such gains unless the Units are employed in a business, trade or occupation carried on in New York State. A New York State or City resident should determine his basis and holding period for his Units in the same manner for New York State and City personal income tax purposes as for Federal income tax purposes.
                                     A-xix

<AUDIT-REPORT>

                        INDEPENDENT AUDITORS' REPORT

THE UNIT HOLDERS, SPONSOR AND TRUSTEE
NATIONAL MUNICIPAL TRUST
SERIES 165 (UNINSURED)
MULTISTATE SERIES 62
  consisting of:
     California Trust
     Florida Trust (Insured)
     New York Trust (Uninsured)

We have audited the statements of financial condition and schedules of portfolio securities of the National Municipal Trust Series 165 (Uninsured) and Multistate Series 62 consisting of the California Trust, the Florida Trust (Insured) and the New York Trust (Uninsured) as of December 31, 1996, and the related statements of operations and changes in net assets for the years ended December 31, 1996 and 1995 and for the period from January 26, 1994 (date of deposit) to December 31, 1994. These financial statements are the responsibility of the Trustee (see Footnote (a)(1)). Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of the securities owned as of December 31, 1996 as shown in the statements of financial condition and schedules of portfolio securities by correspondence with The Chase Manhattan Bank, the Trustee. An audit also includes assessing the accounting principles used and the significant estimates made by the Trustee, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of the National Municipal Trust Series 165 (Uninsured) and Multistate Series 62 consisting of the California Trust, the Florida Trust (Insured) and the New York Trust (Uninsured) as of December 31, 1996, and the results of their operations and the changes in their net assets for the years ended December 31, 1996 and 1995 and the period from January 26, 1994 (date of deposit) to December 31, 1994 in conformity with generally accepted accounting principles.

DELOITTE & TOUCHE LLP
DELOITTE & TOUCHE LLP

April 1, 1997
New York, New York

</AUDIT-REPORT>
                                    A-1

                             STATEMENT OF FINANCIAL CONDITION

                                 NATIONAL MUNICIPAL TRUST
                                        SERIES 165
                                       (UNINSURED)

                                    December 31, 1996

                                      TRUST PROPERTY

Investments in municipal bonds at market value (amortized
  cost $5,181,851) (Note (a) and Schedule of Portfolio
  Securities Notes (4) and (5))                                             $5,103,707

Accrued interest receivable                                                     62,353

           Total                                                             5,166,060

                                LIABILITIES AND NET ASSETS

Less Liabilities:

   Due to Trustee                                                               39,268

   Accrued Trust fees and expenses                                               5,377

           Total liabilities                                                    44,645

Net Assets:

   Balance applicable to 5,198 Units of fractional undivided interest outstanding (Note (c)):

      Capital, less net unrealized market depreciation
        of $78,144                                              $5,103,707

      Undistributed net investment income (Note (b))                17,708


           Net assets                                                       $5,121,415

Net asset value per Unit ($5,121,415 divided by 5,198 Units)                 $  985.27

                            See notes to financial statements

                                 STATEMENTS OF OPERATIONS

                                 NATIONAL MUNICIPAL TRUST
                                        SERIES 165
                                       (UNINSURED)

                                                                    For the period from
                                              For the years ended     January 26, 1994
                                                 December 31,       (date of deposit) to
                                             1996            1995    December 31, 1994
Investment income - interest               $277,150      $  354,137        $334,807

Less Expenses:

   Trust fees and expenses                   11,176          14,261          10,405

           Total expenses                    11,176          14,261          10,405

           Investment income - net          265,974         339,876         324,402

Net (loss) gain on investments:

   Realized loss on Securities sold or
     redeemed                               (38,806)        (71,116)           -

   Unrealized market appreciation
     (depreciation)                          23,899         758,350        (860,393)

           Net (loss) gain on invest-
             ments                          (14,907)        687,234        (860,393)

Net increase (decrease) in net assets
  resulting from operations                $251,067      $1,027,110       $(535,991)

                            See notes to financial statements

                           STATEMENTS OF CHANGES IN NET ASSETS

                                 NATIONAL MUNICIPAL TRUST
                                        SERIES 165
                                       (UNINSURED)

                                                                    For the period from
                                              For the years ended     January 26, 1994
                                                 December 31,       (date of deposit) to
                                             1996            1995    December 31, 1994
Operations:

   Investment income - net               $  265,974      $  339,876       $ 324,402

   Realized loss on securities sold or
     redeemed                               (38,806)        (71,116)           -

   Unrealized market appreciation
     (depreciation)                          23,899         758,350        (860,393)

           Net increase (decrease) in
             net assets resulting from
             operations                     251,067       1,027,110        (535,991)

Less Distributions to Unit Holders:

   Investment income - net                 (261,857)       (333,932)       (297,000)

           Total distributions             (261,857)       (333,932)       (297,000)

Less Capital Share Transactions:

   Redemption of 832 Units and 1,470
     Units, respectively                   (805,181)     (1,429,090)           -

   Accrued interest on redemption            (2,338)         (1,413)           -

           Total capital share transac-
             tions                         (807,519)     (1,430,503)           -

Net decrease in net assets                 (818,309)       (737,325)       (832,991)

Net assets:

   Beginning of period (Note (c))         5,939,724       6,677,049       7,510,040

   End of period (including undistrib-
     uted net investment income of
     $17,708, $14,999 and $19,712,
     respectively)                       $5,121,415      $5,939,724      $6,677,049

                            See notes to financial statements

                       NOTES TO FINANCIAL STATEMENTS

                          NATIONAL MUNICIPAL TRUST
                                 SERIES 165
                                (UNINSURED)

                             December 31, 1996

(a) SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

    The Trust is registered under the Investment Company Act of 1940 as a Unit Investment Trust. The following is a summary of the significant accounting policies of the Trust:

(1) Basis of Presentation

    The Trustee has custody of and responsibility for all accounting and financial books, records, financial statements and related data of the Trust and is responsible for establishing and maintaining a system of internal controls directly related to, and designed to provide reasonable assurance as to the integrity and reliability of, financial reporting of the Trust. The Trustee is also responsible for all estimates and accruals reflected in the Trust's financial statements. The Evaluator determines the price for each underlying Security included in the Trust's Schedule of Portfolio Securities on the basis set forth in Part B of this Prospectus, "Public Offering of Units - Public Offering Price". Under the Securities Act of 1933 ("the Act"), as amended, the Sponsor is deemed to be an issuer of the Trust Units. As such, the Sponsor has the responsibility of an issuer under the Act with respect to financial statements of the Trust included in the Registration
Statement under the Act and amendments thereto.

(2) Investments

    Investments are stated at market value as determined by the Evaluator based on the bid side evaluations on the last day of trading during the period, except that value on the date of deposit (January 26, 1994) represents the cost of investments to the Trust based on the offering side evaluations as of the date of deposit.

(3) Income Taxes

    The Trust is not an association taxable as a corporation for Federal income tax purposes; accordingly, no provision is required for such taxes.

(4) Expenses

    The Trust pays an annual Trustee's fee, estimated expenses, Evaluator's fees, and an annual Sponsor's portfolio supervision fee, and may incur additional charges as explained under "Expenses and Charges" in Part B of this Prospectus.

(b) DISTRIBUTIONS

    Interest received by the Trust is distributed to the Unit Holders on or shortly after the twenty-fifth day of the month after deducting applicable expenses. Receipts other than interest are distributed as explained in "Rights of Units Holders - Distribution of Interest and Principal" in Part B of this Prospectus.

                       NOTES TO FINANCIAL STATEMENTS

                          NATIONAL MUNICIPAL TRUST
                                 SERIES 165
                                (UNINSURED)

                             December 31, 1996

(c) ORIGINAL COST TO INVESTORS

    The original cost to investors represents the aggregate initial public offering price as of the date of initial deposit (January 26, 1994) exclusive of accrued interest.


    A reconciliation of the original cost of Units to investors to the net amount applicable to investors as of December 31, 1996 follows:

       Original cost to investors                                $7,762,265
       Less:  Gross underwriting commissions (sales charge)        (252,225)
       Net cost to investors                                      7,510,040
       Cost of securities sold or redeemed                       (2,351,557)
       Net unrealized market depreciation                           (78,144)
       Accumulated interest accretion                                23,368
       Net amount applicable to investors                        $5,103,707

(d) OTHER INFORMATION

    Selected data for a Unit of the Trust during each period:

                                                         For the period from
                                  For the years ended      January 26, 1994
                                     December 31,        (date of deposit) to
                                  1996           1995     December 31, 1994
       Net investment income
         distributions during
         period                 $ 46.85        $ 46.37         $ 39.60

       Net asset value at end
         of period              $985.27        $985.03         $890.27

       Trust Units outstanding
         at end of period         5,198          6,030           7,500

                                        A-6

                                   SCHEDULE OF PORTFOLIO SECURITIES

                                       NATIONAL MUNICIPAL TRUST
                                              SERIES 165
                                             (UNINSURED)

                                          December 31, 1996

Port-                                                                                                  Optional
folio                                 Rating      Face      Coupon    Maturity     Sinking Fund        Refunding        Market
 No.       Title of Securities         <F1>       Amount      Rate       Date      Redemptions<F3>    Redemptions<F2>    Value
                                                                                                                       <F4><F5>
  1. Apache County (Arizona)
     Public Finance Corporation,
     Certificates of Participa-
     tion, Series 1994, Arizona
     Department of Corrections.        A      $  230,000     5.250%   05/01/04     11/01/02@100      05/01/00@102    $  234,467

  2. District of Columbia,
     (Washington, D.C.), General
     Obligation Refunding Bonds,
     Series 1994A-3.                   Ba<F7>    660,000     5.500    06/01/06     NONE              NONE               642,490

  3. Kentucky Higher Education
     Student Loan Corporation,
     Insured Student Loan Revenue
     Bonds, 1993 Series B.  <F6>       Aa<F7>    865,000     5.000    06/01/02     NONE              NONE               863,789

  4. Massachusetts Water
     Resources Authority General
     Revenue Refunding Bonds,
     1993 Series B.                    A         635,000     5.125    03/01/04     NONE              03/01/03@102       646,189

  5. The City of New York, Gen-
     eral Obligation Bonds,
     Fiscal 1994, Series F.            BBB+      345,000     5.125    08/01/01     NONE              NONE               346,173

  6. The Student Loan Funding
     Corporation, Cincinnati,
     Ohio, Student Loan Revenue
     Bonds, Series 1988B-3, (AMBAC
     Insured).  <F6><F8>               AAA       865,000     5.125    12/01/05     NONE              06/01/02@100       876,175

  7. Socorro Independent School
     District, (El Paso County,
     Texas), Unlimited Tax Refund-
     ing Bonds, Series 1994.           AAA       220,000     0.000    09/01/06     NONE              NONE               133,938

  8. Washington Public Power
     Supply System, Nuclear Proj-
     ect No. 2 Refunding Revenue
     Bonds, Series 1994A.              Aa1<F7>   865,000     4.700    07/01/03     NONE              NONE               851,593

  9. Platte County, Wyoming,
     Pollution Control Refunding
     Revenue Bonds, Series 1994
     (Basin Electric Power Coop-
     erative - Laramie River Sta-
     tion Project).                    A         510,000     4.500    01/01/01     NONE              NONE               508,893

                                              $5,195,000                                                             $5,103,707

                               See notes to schedule of portfolio securities

               NOTES TO SCHEDULE OF PORTFOLIO SECURITIES

                        NATIONAL MUNICIPAL TRUST
                               SERIES 165
                              (UNINSURED)

                           December 31, 1996

<F1> All ratings are provided by Standard & Poor's Corporation, unless otherwise indicated. A brief description of applicable Security ratings is given under "Bond Ratings" in Part B of this Prospectus.

<F2> There is shown under this heading the date on which each issue of
Securities is redeemable by the operation of optional call provisions and the redemption price for that date; unless otherwise indicated, each issue continues to be redeemable at declining prices thereafter but not below par. Securities listed as non-callable, as well as Securities listed as callable, may also be redeemable at par under certain circumstances from special redemption payments.

<F3> There is shown under this heading the date on which an issue of
Securities is subject to scheduled sinking fund redemption and the redemption price on such date.

<F4> The market value of the Securities as of December 31, 1996 was determined by the Evaluator on the basis of bid side evaluations for the Securities at such date.

<F5> At December 31, 1996, the net unrealized market depreciation of all
Securities was comprised of the following:

       Gross unrealized market appreciation            $  7,252
       Gross unrealized market depreciation             (85,396)
       Net unrealized market depreciation              $(78,144)

    The amortized cost of the Securities for Federal income tax purposes was $5,181,851 at December 31, 1996.

<F6> In the opinion of bond counsel to the issuing governmental authorities, interest payments on these bonds will be a tax preference item for individuals and corporations for alternative minimum tax purposes. Normally, the bonds pay interest semiannually. The payment dates can generally be determined based on the date of maturity, i.e., a bond maturing on December 1 will pay interest semiannually on June 1 and December 1. See "Tax Status" in Part B of this Prospectus.

<F7> Moody's Investors Service, Inc. rating.

<F8> Insurance to maturity has been obtained by the Issuer from the listed Insurance Company. The "AAA" rating on this Security is based in part on the creditworthiness and claims-paying ability of the Insurance Company insuring such Security to maturity.

                             STATEMENT OF FINANCIAL CONDITION

                                 NATIONAL MUNICIPAL TRUST
                                   MULTISTATE SERIES 62
                                     CALIFORNIA TRUST

                                    December 31, 1996

                                      TRUST PROPERTY

Investments in municipal bonds at market value (amortized
  cost $2,219,197) (Note (a) and Schedule of Portfolio
  Securities Notes (4) and (5))                                             $2,204,469

Accrued interest receivable                                                     28,356

           Total                                                             2,232,825

                                LIABILITIES AND NET ASSETS

Less Liabilities:

   Due to Trustee                                                               23,474

   Accrued Trust fees and expenses                                               1,762

           Total liabilities                                                    25,236

Net Assets:

   Balance applicable to 2,228 Units of fractional undivided interest outstanding (Note (c)):

      Capital, less net unrealized market depreciation
        of $14,728                                              $2,204,469

      Undistributed net investment income (Note (b))                 3,120

           Net assets                                                       $2,207,589

Net asset value per Unit ($2,207,589 divided by 2,228 Units)                 $  990.84

                            See notes to financial statements

                                 STATEMENTS OF OPERATIONS

                                 NATIONAL MUNICIPAL TRUST
                                   MULTISTATE SERIES 62
                                     CALIFORNIA TRUST

                                                                    For the period from
                                              For the years ended     January 26, 1994
                                                 December 31,       (date of deposit) to
                                             1996            1995    December 31, 1994

Investment income - interest               $131,281        $139,159        $126,375

Less Expenses:

   Trust fees and expenses                    5,874           6,232           5,640

           Total expenses                     5,874           6,232           5,640

           Investment income - net          125,407         132,927         120,735

Net (loss) gain on investments:

   Realized loss on securities sold
     or redeemed                            (21,561)           (748)           -

   Unrealized market appreciation (depre-
     ciation)                                12,706         374,409        (401,843)

           Net (loss) gain on investments    (8,855)        373,661        (401,843)

Net increase (decrease) in net assets
  resulting from operations                $116,552        $506,588       $(281,108)

                            See notes to financial statements

                           STATEMENTS OF CHANGES IN NET ASSETS

                                 NATIONAL MUNICIPAL TRUST
                                   MULTISTATE SERIES 62
                                     CALIFORNIA TRUST

                                                                    For the period from
                                              For the years ended     January 26, 1994
                                                 December 31,       (date of deposit) to
                                             1996            1995    December 31, 1994
Operations:

   Investment income - net               $  125,407      $  132,927       $ 120,735

   Realized loss on securities sold or
     redeemed                               (21,561)           (748)           -

   Unrealized market appreciation
     (depreciation)                          12,706         374,409        (401,843)

           Net increase (decrease) in
             net assets resulting from
             operations                     116,552         506,588        (281,108)

Less Distributions to Unit Holders:

   Investment income - net                 (125,585)       (130,953)       (111,750)

           Total distributions             (125,585)       (130,953)       (111,750)

Less Capital Share Transactions:

   Redemption of 760 Units and 12
     Units, respectively                   (745,580)        (11,718)           -

   Accrued interest on redemption            (1,429)            (12)           -

           Total capital share trans-
             actions                       (747,009)        (11,730)           -

Net (decrease) increase in net assets      (756,042)        363,905        (392,858)

Net assets:

   Beginning of period (Note (c))         2,963,631       2,599,726       2,992,584

   End of period (including undistrib-
     uted net investment income of
     $3,120, undistributed principal
     and net investment income of
     $10,272, and undistributed net
     investment income of $7,381,
     respectively)                       $2,207,589      $2,963,631      $2,599,726

                            See notes to financial statements

                       NOTES TO FINANCIAL STATEMENTS

                          NATIONAL MUNICIPAL TRUST
                            MULTISTATE SERIES 62
                              CALIFORNIA TRUST

                             December 31, 1996

(a) SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

    The Trust is registered under the Investment Company Act of 1940 as a Unit Investment Trust. The following is a summary of the significant accounting policies of the Trust:

(1) Basis of Presentation

    The Trustee has custody of and responsibility for all accounting and financial books, records, financial statements and related data of the Trust and is responsible for establishing and maintaining a system of internal controls directly related to, and designed to provide reasonable assurance as to the integrity and reliability of, financial reporting of the Trust. The Trustee is also responsible for all estimates and accruals reflected in the Trust's financial statements. The Evaluator determines the price for each underlying Security included in the Trust's Schedule of Portfolio Securities on the basis set forth in Part B of this Prospectus, "Public Offering of Units - Public Offering Price". Under the Securities Act of 1933 ("the Act"), as amended, the Sponsor is deemed to be an issuer of the Trust Units. As such, the Sponsor has the responsibility of an issuer under the Act with respect to financial statements of the Trust included in the Registration
Statement under the Act and amendments thereto.

(2) Investments

    Investments are stated at market value as determined by the Evaluator based on the bid side evaluations on the last day of trading during the period, except that value on the date of deposit (January 26, 1994) represents the cost of investments to the Trust based on the offering side evaluations as of the date of deposit.

(3) Income Taxes

    The Trust is not an association taxable as a corporation for Federal income tax purposes; accordingly, no provision is required for such taxes.

(4) Expenses

    The Trust pays an annual Trustee's fee, estimated expenses, Evaluator's fees, and an annual Sponsor's portfolio supervision fee, and may incur additional charges as explained under "Expenses and Charges" in Part B of this Prospectus.

(b) DISTRIBUTIONS

    Interest received by the Trust is distributed to the Unit Holders on or shortly after the twenty-fifth day of the month after deducting applicable expenses. Receipts other than interest are distributed as explained in "Rights of Units Holders - Distribution of Interest and Principal" in Part B of this Prospectus.

                       NOTES TO FINANCIAL STATEMENTS

                          NATIONAL MUNICIPAL TRUST
                            MULTISTATE SERIES 62
                              CALIFORNIA TRUST

                             December 31, 1996

(c) ORIGINAL COST TO INVESTORS

    The original cost to investors represents the aggregate initial public offering price as of the date of initial deposit (January 26, 1994) exclusive of accrued interest.


    A reconciliation of the original cost of Units to investors to the net amount applicable to investors as of December 31, 1996 follows:

       Original cost to investors                                $3,093,114
       Less:  Gross underwriting commissions (sales charge)        (100,530)
       Net cost to investors                                      2,992,584
       Cost of securities sold or redeemed                         (778,264)
       Net unrealized market depreciation                           (14,728)
       Accumulated interest accretion                                 4,877
       Net amount applicable to investors                        $2,204,469

(d) OTHER INFORMATION

    Selected data for a Unit of the Trust during each period:

                                                         For the period from
                                For the years ended        January 26, 1994
                                    December 31,         (date of deposit) to
                                1996            1995      December 31, 1994
       Net investment income
         distributions during
         period               $ 44.23         $ 43.68          $ 37.25

       Net asset value at
         end of period        $990.84         $991.84          $866.58

       Trust Units outstand-
         ing at end of period   2,228           2,988            3,000

                                        A-13

                                   SCHEDULE OF PORTFOLIO SECURITIES

                                       NATIONAL MUNICIPAL TRUST
                                         MULTISTATE SERIES 62
                                           CALIFORNIA TRUST

                                          December 31, 1996


Port-                                                                                            Optional
folio                                 Rating      Face      Coupon    Maturity Sinking Fund      Refunding        Market
 No.       Title of Securities         <F9>       Amount      Rate       Date  Redemptions<F11>  Redemptions<F10> Value<F12><F13>

  1. California Health Facili-
     ties Financing Authority,
     Insured Health Facility
     Refunding Revenue Bonds,
     (Catholic Healthcare West),
     1994 Series B, (AMBAC
     Insured).  <F15>                  AAA     $  370,000     4.750%   07/01/04    NONE              NONE               $  372,786

  2. City of Oakland, Califor-
     nia, Insured Refunding Reve-
     nue Bonds, (Children's Hos-
     pital Medical Center of
     Northern California), 1994
     Series A, (Connie Lee
     Insured).  <F15>                  AAA        370,000     4.900    05/01/05    NONE              05/01/04@102          370,477

  3. City and County of San
     Francisco, Redevelopment
     Financing Authority, 1991
     Series A, Tax Allocation
     Revenue Bonds, (San Francis-
     co Redevelopment Projects),
     (FGIC Insured). <F15>             AAA         40,000     0.000    08/01/02    NONE              NONE                   30,623

  4. Palomar Pomerado Health
     System, Insured Revenue
     Bonds, Series 1993, (MBIA
     Insured).  <F15>                  AAA        250,000     4.625    11/01/02    NONE              NONE                  250,403

  5. Rancho Cucamonga Redevel-
     opment Agency, Rancho Rede-
     velopment Project, 1994 Tax
     Allocation Refunding Bonds,
     (MBIA Insured).  <F15>            AAA        370,000     4.500    09/01/03    NONE              NONE                  368,420

  6. Rancho Cucamonga Redevel-
     opment Agency, Rancho Rede-
     velopment Project, 1994 Tax
     Allocation Refunding Bonds,
     (MBIA Insured).  <F15>            AAA         80,000     4.400    09/01/02    NONE              NONE                   79,009

  7. Redevelopment Agency of
     the City and County of San
     Francisco, Multifamily
     Housing Refunding Revenue
     Bonds, Series 1994 (GNMA
     Collateralized-South Beach
     Marina Project).                  Aaa<F14>   265,000     4.600    09/01/01    NONE              NONE                  264,104

  8. Redevelopment Agency of
     the City and County of San
     Francisco, Multifamily
     Housing Refunding Revenue
     Bonds, Series 1994 (GNMA
     Collateralized-South Beach
     Marina Project).                  Aaa<F14>   105,000     4.600    03/01/01    NONE              NONE                  104,915

  9. San Joaquin County Public
     Facilities Financing Corpo-
     ration, Series 1993 Certifi-
     cates of Participation,
     (Capital Facilities Project),
     (MBIA Insured).  <F15>            AAA        370,000     4.700    11/15/06    NONE              NONE                  363,732

                                               $2,220,000                                                               $2,204,469

                                 See notes to schedule of portfolio securities

               NOTES TO SCHEDULE OF PORTFOLIO SECURITIES

                        NATIONAL MUNICIPAL TRUST
                          MULTISTATE SERIES 62
                            CALIFORNIA TRUST

                           December 31, 1996

<F9> All ratings are provided by Standard & Poor's Corporation, unless otherwise indicated. A brief description of applicable Security ratings is given under "Bond Ratings" in Part B of this Prospectus.

<F10> There is shown under this heading the date on which each issue of
Securities is redeemable by the operation of optional call provisions and the redemption price for that date; unless otherwise indicated, each issue continues to be redeemable at declining prices thereafter but not below par. Securities listed as non-callable, as well as Securities listed as callable, may also be redeemable at par under certain circumstances from special redemption payments.

<F11> There is shown under this heading the date on which an issue of
Securities is subject to scheduled sinking fund redemption and the redemption price on such date.

<F12> The market value of the Securities as of December 31, 1996 was determined by the Evaluator on the basis of bid side evaluations for the Securities at such date.

<F13> At December 31, 1996, the net unrealized market depreciation of all
Securities was comprised of the following:

       Gross unrealized market appreciation               $  1,402
       Gross unrealized market depreciation                (16,130)
       Net unrealized market depreciation                 $(14,728)

    The amortized cost of the Securities for Federal income tax purposes was $2,219,197 at December 31, 1996.

<F14> Moody's Investors Service, Inc. rating.

<F15> Insurance to maturity has been obtained by the Issuer from the listed Insurance Company. The "AAA" rating on this Security is based in part on the creditworthiness and claims-paying ability of the Insurance Company insuring such Security to maturity.

                             STATEMENT OF FINANCIAL CONDITION

                                 NATIONAL MUNICIPAL TRUST
                                   MULTISTATE SERIES 62
                                      FLORIDA TRUST
                                        (INSURED)

                                    December 31, 1996

                                      TRUST PROPERTY

Investments in municipal bonds at market value (amortized
 cost $2,034,396) (Note (a) and Schedule of Portfolio
 Securities Notes (4) and (5))                                              $2,009,083

Accrued interest receivable                                                     35,648

           Total                                                             2,044,731

                                LIABILITIES AND NET ASSETS

Less Liabilities:

   Due to Trustee                                                               31,531

   Accrued Trust fees and expenses                                               3,647

           Total liabilities                                                    35,178

Net Assets:

   Balance applicable to 2,040 Units of fractional undivided interest outstanding (Note (c)):

      Capital, less unrealized market depreciation
        of $25,313                                              $2,009,083

      Undistributed net investment income (Note (b))                   470

           Net assets                                                       $2,009,553

Net asset value per Unit ($2,009,553 divided by 2,040 Units)                 $  985.08

                            See notes to financial statements

                                 STATEMENTS OF OPERATIONS

                                 NATIONAL MUNICIPAL TRUST
                                   MULTISTATE SERIES 62
                                      FLORIDA TRUST
                                        (INSURED)

                                                                    For the period from
                                              For the years ended     January 26, 1994
                                                 December 31,       (date of deposit) to
                                             1996            1995    December 31, 1994

Investment income - interest               $103,333        $127,790        $121,328

Less Expenses:

   Trust fees and expenses                    4,819           5,968           5,187

           Total expenses                     4,819           5,968           5,187

           Investment income - net           98,514         121,822         116,141

Net (loss) gain on investments:

   Realized loss on Securities sold or
     redeemed                               (33,694)        (21,105)           -

   Unrealized market (depreciation)
     appreciation on investments               (450)        395,981        (420,843)

           Net (loss) gain on investments   (34,144)        374,876        (420,843)

Net increase (decrease) in net assets
  resulting from operations                $ 64,370        $496,698       $(304,702)

                            See notes to financial statements

                           STATEMENTS OF CHANGES IN NET ASSETS

                                 NATIONAL MUNICIPAL TRUST
                                   MULTISTATE SERIES 62
                                      FLORIDA TRUST
                                        (INSURED)

                                                                    For the period from
                                              For the years ended     January 26, 1994
                                                 December 31,       (date of deposit) to
                                             1996            1995    December 31, 1994
Operations:

   Investment income - net               $   98,514      $  121,822       $ 116,141

   Realized loss on Securities sold
     or redeemed                            (33,694)        (21,105)           -

   Unrealized market (depreciation)
     appreciation                              (450)        395,981        (420,843)

           Net increase (decrease) in
             net assets resulting from
             operations                      64,370         496,698        (304,702)

Less Distributions to Unit Holders:

   Investment income - net                 (100,841)       (121,638)       (108,660)

           Total distributions             (100,841)       (121,638)       (108,660)

Less Capital Share Transactions:

   Redemption of 811 Units and 149
     Units, respectively                   (787,660)       (128,024)           -

   Accrued interest on redemption            (2,596)            (16)           -

           Total capital share trans-
             actions                       (790,256)       (128,040)           -

Net (decrease) increase in net assets      (826,727)        247,020        (413,362)

Net assets:

   Beginning of period (Note (c))         2,836,280       2,589,260       3,002,622

   End of period (including undistrib-
     uted net investment income of
     $470, undistributed principal and
     net investment income of $7,395,
     and undistributed net investment
     income of $7,061, respectively)     $2,009,553      $2,836,280      $2,589,260

                            See notes to financial statements

                       NOTES TO FINANCIAL STATEMENTS

                          NATIONAL MUNICIPAL TRUST
                            MULTISTATE SERIES 62
                               FLORIDA TRUST
                                 (INSURED)

                             December 31, 1996

(a) SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

    The Trust is registered under the Investment Company Act of 1940 as a Unit Investment Trust. The following is a summary of the significant accounting policies of the Trust:

(1) Basis of Presentation

    The Trustee has custody of and responsibility for all accounting and financial books, records, financial statements and related data of the Trust and is responsible for establishing and maintaining a system of internal controls directly related to, and designed to provide reasonable assurance as to the integrity and reliability of, financial reporting of the Trust. The Trustee is also responsible for all estimates and accruals reflected in the Trust's financial statements. The Evaluator determines the price for each underlying Security included in the Trust's Schedule of Portfolio Securities on the basis set forth in Part B of this Prospectus, "Public Offering of Units - Public Offering Price". Under the Securities Act of 1933 ("the Act"), as amended, the Sponsor is deemed to be an issuer of the Trust Units. As such, the Sponsor has the responsibility of an issuer under the Act with respect to financial statements of the Trust included in the Registration
Statement under the Act and amendments thereto.

(2) Investments

    Investments are stated at market value as determined by the Evaluator based on the bid side evaluations on the last day of trading during the period, except that value on the date of deposit (January 26, 1994) represents the cost of investments to the Trust based on the offering side evaluations as of the date of deposit.

(3) Income Taxes

    The Trust is not an association taxable as a corporation for Federal income tax purposes; accordingly, no provision is required for such taxes.

(4) Expenses

    The Trust pays an annual Trustee's fee, estimated expenses, Evaluator's fees, and an annual Sponsor's portfolio supervision fee, and may incur additional charges as explained under "Expenses and Charges" in Part B of this Prospectus.

(b) DISTRIBUTIONS

    Interest received by the Trust is distributed to the Unit Holders on or shortly after the twenty-fifth day of the month after deducting applicable expenses. Receipts other than interest are distributed as explained in "Rights of Units Holders - Distribution of Interest and Principal" in Part B of this Prospectus.

                       NOTES TO FINANCIAL STATEMENTS

                          NATIONAL MUNICIPAL TRUST
                            MULTISTATE SERIES 62
                               FLORIDA TRUST
                                 (INSURED)

                             December 31, 1996

(c) ORIGINAL COST TO INVESTORS

    The original cost to investors represents the aggregate initial public offering price as of the date of initial deposit (January 26, 1994) exclusive of accrued interest.


    A reconciliation of the original cost of Units to investors to the net amount applicable to investors as of December 31, 1996 follows:

       Original cost to investors                                $3,103,482
       Less:  Gross underwriting commissions (sales charge)        (100,860)
       Net cost to investors                                      3,002,622
       Cost of securities sold or redeemed                         (969,386)
       Unrealized market depreciation                               (25,313)
       Accumulated interest accretion                                 1,160
       Net amount applicable to investors                        $2,009,083

(d) OTHER INFORMATION

    Selected data for a Unit of the Trust during each period:

                                                         For the period from
                                For the years ended        January 26, 1994
                                    December 31,        (date of deposit) to
                                1996            1995      December 31, 1994
       Net investment income
         distributions
         during period        $ 44.17         $ 42.48          $ 36.22

       Net asset value at
         end of period        $985.08         $994.84          $863.09

       Trust Units outstand-
         ing at end of
         period                 2,040           2,851            3,000

                                        A-20

                              SCHEDULE OF PORTFOLIO SECURITIES

                                  NATIONAL MUNICIPAL TRUST
                                    MULTISTATE SERIES 62
                                        FLORIDA TRUST
                                          (INSURED)

                                      December 31, 1996

Port-                                                                                               Optional           Market
folio                              Rating     Face         Coupon      Maturity  Sinking Fund       Refunding          Value
 No.  Title of Securities<F21>     <F16>      Amount       Rate        Date      Redemptions<F18>   Redemptions<F17>   <F19><F20>
  1. Certificates of Participa-
     tion, (School Board of Polk
     County, Florida, Master
     Lease Program), Series 1994,
     Master Lease-Purchase Agree-
     ment by the School Board of
     Polk County, Florida, (FSA
     Insured).                         AAA      $  285,000   4.250%     01/01/-01     NONE                 NONE        $  284,068

  2. City of Lake Worth, Flori-
     da, Sewer System, Refunding
     Revenue Bonds, Series 1994,
     (FSA Insured).                    AAA         350,000   4.600      10/01/-05     NONE                10/01/03@102    343,553

  3. City of Miami, Florida,
     Health Facilities Authority,
     Health Facilities Revenue
     Refunding Bonds, (Mercy Hos-
     pital Project), Series
     1994A, (AMBAC Insured).           AAA         350,000   4.875      08/15/-06     NONE                08/15/04@102    349,584

  4. City of Palm Bay, Florida,
     Utility System Refunding
     Revenue Bonds, Series 1994,
     (Palm Bay Utility Corpora-
     tion Project), (MBIA Insured).    AAA         350,000   4.250      10/01/-02     NONE                NONE            342,881

  5. Dade County, Florida, Guar-
     anteed Entitlement Revenue
     Bonds, Series 1990, (AMBAC
     Insured).                         AAA           5,000   0.000      02/01/-06     NONE                NONE              3,099

  6. School District of Alachua
     County, Florida, General
     Obligation Refunding Bonds,
     Series 1994, (FSA Insured).       AAA         350,000   4.300      07/01/-03     NONE                NONE            342,447

  7. State of Florida, Depart-
     ment of Environmental Pro-
     tection, Save Our Coast
     Refunding Revenue Bonds,
     Series 1993A, (AMBAC Insured).    AAA         350,000   4.500      07/01/-04     NONE                07/01/03@101    343,451

                                                $2,040,000                                                             $2,009,083

                                 See notes to schedule of portfolio securities

               NOTES TO SCHEDULE OF PORTFOLIO SECURITIES

                        NATIONAL MUNICIPAL TRUST
                          MULTISTATE SERIES 62
                             FLORIDA TRUST
                               (INSURED)

                           December 31, 1996

<F16> All ratings are provided by Standard & Poor's Corporation.  A brief description of applicable Security ratings is given under "Bond
Ratings" in Part B of this Prospectus.

<F17> There is shown under this heading the date on which each issue of
Securities is redeemable by the operation of optional call provisions and the redemption price for that date; unless otherwise indicated, each issue continues to be redeemable at declining prices thereafter but not below par. Securities listed as non-callable, as well as Securities listed as callable, may also be redeemable at par under certain circumstances from special redemption payments.

<F18> There is shown under this heading the date on which an issue of
Securities is subject to scheduled sinking fund redemption and the redemption price on such date.

<F19> The market value of the Securities as of December 31, 1996 was determined by the Evaluator on the basis of bid side evaluations for the Securities at such date.

<F20> At December 31, 1996, the unrealized market depreciation of all
Securities was comprised of the following:

       Gross unrealized market appreciation            $   -
       Gross unrealized market depreciation             (25,313)
       Unrealized market depreciation                  $(25,313)

    The amortized cost of the Securities for Federal income tax purposes was $2,034,396 at December 31, 1996.

<F21> Insurance to maturity has been obtained by the Issuer from the listed Insurance Company. The "AAA" ratings on these Securities are based in part on the creditworthiness and claims-paying ability of the Insurance Company insuring such Security to maturity. No premium is payable therefore by the Trust.

                             STATEMENT OF FINANCIAL CONDITION

                                 NATIONAL MUNICIPAL TRUST
                                   MULTISTATE SERIES 62
                                      NEW YORK TRUST
                                       (UNINSURED)

                                    December 31, 1996

                                      TRUST PROPERTY

Investments in municipal bonds at market value (amortized
  cost $2,859,661) (Note (a) and Schedule of Portfolio
  Securities Notes (4) and (5))                                             $2,834,942

Accrued interest receivable                                                     62,091

           Total                                                             2,897,033

                                LIABILITIES AND NET ASSETS

Less Liabilities:

   Due to Trustee                                                               53,106

   Accrued Trust fees and expenses                                               3,383

           Total liabilities                                                    56,489

Net Assets:

   Balance applicable to 2,847 Units of fractional undivided interest outstanding (Note (c)):

      Capital, less unrealized market depreciation
        of $24,719                                              $2,834,942

      Undistributed principal and net investment income
        (Note (b))                                                   5,602


           Net assets                                                       $2,840,544

Net asset value per Unit ($2,840,544 divided by 2,847 Units)                 $  997.73

                            See notes to financial statements

                                 STATEMENTS OF OPERATIONS

                                 NATIONAL MUNICIPAL TRUST
                                   MULTISTATE SERIES 62
                                      NEW YORK TRUST
                                       (UNINSURED)

                                                                    For the period from
                                              For the years ended     January 26, 1994
                                                 December 31,       (date of deposit) to
                                             1996            1995    December 31, 1994

Investment income - interest               $144,404        $148,678        $134,784

Less Expenses:

   Trust fees and expenses                    5,590           5,759           6,272

           Total expenses                     5,590           5,759           6,272

           Investment income - net          138,814         142,919         128,512

Net (loss) gain on investments:

   Realized loss on securities sold
     or redeemed                             (9,139)           -               -

   Unrealized market appreciation
  (depreciation)                              3,802         326,745        (355,266)

           Net (loss) gain on investments    (5,337)        326,745        (355,266)

Net increase (decrease) in net assets
  resulting from operations                $133,477        $469,664       $(226,754)

                            See notes to financial statements

                           STATEMENTS OF CHANGES IN NET ASSETS

                                 NATIONAL MUNICIPAL TRUST
                                   MULTISTATE SERIES 62
                                      NEW YORK TRUST
                                       (UNINSURED)

                                                                    For the period from
                                              For the years ended     January 26, 1994
                                                 December 31,       (date of deposit) to
                                             1996            1995    December 31, 1994

Operations:

   Investment income - net               $  138,814      $  142,919       $ 128,512

   Realized loss on securities sold or
     redeemed                                (9,139)           -               -

   Unrealized market appreciation
     (depreciation)                           3,802         326,745        (355,266)

           Net increase (decrease) in
             net assets resulting from
             operations                     133,477         469,664        (226,754)

Less Distributions to Unit Holders:

   Investment income - net                 (141,649)       (142,080)       (120,270)

           Total distributions             (141,649)       (142,080)       (120,270)

Less Capital Share Transactions:

   Redemption of 153 Units                 (146,371)           -               -

   Accrued interest on redemption               (80)           -               -

           Total capital share trans-
             actions                       (146,451)       (142,080)       (120,270)

Net (decrease) increase in net assets      (154,623)        327,584        (347,024)

Net assets:

   Beginning of period (Note (c))         2,995,167       2,667,583       3,014,607

   End of period (including undistrib-
     uted principal and net investment
     income of $5,602, and undistrib-
     uted net investment income of
     $8,230 and $7,819, respectively)    $2,840,544      $2,995,167      $2,667,583

                            See notes to financial statements

                       NOTES TO FINANCIAL STATEMENTS

                          NATIONAL MUNICIPAL TRUST
                            MULTISTATE SERIES 62
                               NEW YORK TRUST
                                (UNINSURED)

                             December 31, 1996

(a) SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

    The Trust is registered under the Investment Company Act of 1940 as a Unit Investment Trust. The following is a summary of the significant accounting policies of the Trust:

(1) Basis of Presentation

    The Trustee has custody of and responsibility for all accounting and financial books, records, financial statements and related data of the Trust and is responsible for establishing and maintaining a system of internal controls directly related to, and designed to provide reasonable assurance as to the integrity and reliability of, financial reporting of the Trust. The Trustee is also responsible for all estimates and accruals reflected in the Trust's financial statements. The Evaluator determines the price for each underlying Security included in the Trust's Schedule of Portfolio Securities on the basis set forth in Part B of this Prospectus, "Public Offering of Units - Public Offering Price". Under the Securities Act of 1933 ("the Act"), as amended, the Sponsor is deemed to be an issuer of the Trust Units. As such, the Sponsor has the responsibility of an issuer under the Act with respect to financial statements of the Trust included in the Registration
Statement under the Act and amendments thereto.

(2) Investments

    Investments are stated at market value as determined by the Evaluator based on the bid side evaluations on the last day of trading during the period, except that value on the date of deposit (January 26, 1994) represents the cost of investments to the Trust based on the offering side evaluations as of the date of deposit.

(3) Income Taxes

    The Trust is not an association taxable as a corporation for Federal income tax purposes; accordingly, no provision is required for such taxes.

(4) Expenses

    The Trust pays an annual Trustee's fee, estimated expenses, Evaluator's fees, and an annual Sponsor's portfolio supervision fee, and may incur additional charges as explained under "Expenses and Charges" in Part B of this Prospectus.

(b) DISTRIBUTIONS

    Interest received by the Trust is distributed to the Unit Holders on or shortly after the twenty-fifth day of the month after deducting applicable expenses. Receipts other than interest are distributed as explained in "Rights of Units Holders - Distribution of Interest and Principal" in Part B of this Prospectus.

                       NOTES TO FINANCIAL STATEMENTS

                          NATIONAL MUNICIPAL TRUST
                            MULTISTATE SERIES 62
                               NEW YORK TRUST
                                (UNINSURED)

                             December 31, 1996

(c) ORIGINAL COST TO INVESTORS

    The original cost to investors represents the aggregate initial public offering price as of the date of initial deposit (January 26, 1994) exclusive of accrued interest.


    A reconciliation of the original cost of Units to investors to the net amount applicable to investors as of December 31, 1996 follows:

       Original cost to investors                                $3,115,857
       Less:  Gross underwriting commissions (sales charge)        (101,250)
       Net cost to investors                                      3,014,607
       Cost of securities sold or redeemed                         (156,009)
       Unrealized market depreciation                               (24,719)
       Accumulated interest accretion                                 1,063
       Net amount applicable to investors                        $2,834,942

(d) OTHER INFORMATION

    Selected data for a Unit of the Trust during each period:

                                                         For the period from
                                  For the years ended      January 26, 1994
                                     December 31,       (date of deposit) to
                                  1996           1995     December 31, 1994
       Net investment income
         distributions during
         period                 $ 48.48        $ 47.36         $ 40.09

       Net asset value at end
         of period              $997.73        $998.39         $889.19

       Trust Units outstanding
         at end of period         2,847          3,000           3,000

                                        A-27

                              SCHEDULE OF PORTFOLIO SECURITIES

                                  NATIONAL MUNICIPAL TRUST
                                    MULTISTATE SERIES 62
                                       NEW YORK TRUST
                                         (UNINSURED)

                                      December 31, 1996

Port-                                                                                               Optional           Market
folio                                 Rating      Face      Coupon    Maturity      Sinking Fund    Refunding          Value
 No.       Title of Securities         <F22>       Amount    Rate        Date      Redemptions<F24> Redemptions<F23>   <F25><F26>
  1. County of Nassau, New York,
     General Obligation Refunding
     Serial Bonds, Serial Com-
     bined Sewer Districts,
     Series 1994B, (FGIC Insured).
     <F28>                             AAA      $   30,000   4.500%   05/01/03     NONE                NONE            $   29,651

  2. Dormitory Authority of the
     State of New York, Le Moyne
     College, Insured Revenue
     Bonds, Series 1994, (Connie
     Lee Insured). <F28>               AAA         445,000   4.500    07/01/03     NONE                NONE               437,595

  3. Grand Central District
     Management Association, Inc.,
     Grand Central Business Im-
     provement District, Capital
     Improvement Refunding Bonds,
     Series 1994.                      A1<F27>     475,000   4.900    01/01/05     NONE                01/01/04@102       469,680

  4. Metropolitan Transporta-
     tion Authority Commuter
     Facilities 1987 Service Con-
     tract Bonds, Series 7.            Baa1<F27>   475,000   4.900    07/01/02     NONE                NONE               471,167

  5. New York State Medical
     Care Facilities Finance
     Agency, Mental Health Serv-
     ices Facilities Improvement
     Revenue Bonds, 1993 Series F
     Refunding.                        BBB+        475,000   5.000    08/15/01     NONE                NONE               475,556

  6. New York State Medical
     Care Facilities Finance
     Agency, Mental Health Serv-
     ices Facilities Improvement
     Revenue Bonds, 1993 Series F
     Refunding, (FSA Insured). <F28>   AAA         475,000   4.750    08/15/04      NONE                02/15/04@102      472,278

  7. The City of New York, Gen-
     eral Obligation Bonds,
     Fiscal 1994 E.                    BBB+        475,000   5.600    08/01/06     NONE                08/01/04@101.5     476,092

  8. The City of New York, Gen-
     eral Obligation Bonds,
     Fiscal 1994, Series E.            BBB+          5,000   0.000    08/01/06     NONE                NONE                 2,923

                                                $2,855,000                                                             $2,834,942

                              See notes to schedule of portfolio securities

               NOTES TO SCHEDULE OF PORTFOLIO SECURITIES

                        NATIONAL MUNICIPAL TRUST
                          MULTISTATE SERIES 62
                             NEW YORK TRUST
                              (UNINSURED)

                           December 31, 1996

<F22> All ratings are provided by Standard & Poor's Corporation, unless otherwise indicated. A brief description of applicable Security ratings is given under "Bond Ratings" in Part B of this Prospectus.

<F23> There is shown under this heading the date on which each issue of
Securities is redeemable by the operation of optional call provisions and the redemption price for that date; unless otherwise indicated, each issue continues to be redeemable at declining prices thereafter but not below par. Securities listed as non-callable, as well as Securities listed as callable, may also be redeemable at par under certain circumstances from special redemption payments.

<F24> There is shown under this heading the date on which an issue of
Securities is subject to scheduled sinking fund redemption and the redemption price on such date.

<F25> The market value of the Securities as of December 31, 1996 was determined by the Evaluator on the basis of bid side evaluations for the Securities at such date.

<F26> At December 31, 1996, the unrealized market depreciation of all
Securities was comprised of the following:

       Gross unrealized market appreciation            $   -
       Gross unrealized market depreciation             (24,719)
       Unrealized market depreciation                  $(24,719)

    The amortized cost of the Securities for Federal income tax purposes was $2,859,661 at December 31, 1996.

<F27> Moody's Investors Service, Inc. rating.

<F28> Insurance to maturity has been obtained by the Issuer from the listed Insurance Company. The "AAA" rating on this Security is based in part on the creditworthiness and claims-paying ability of the Insurance Company insuring such Security to maturity.

(MODULE)
  [NAME]      NMT-PUT-PTB-996
  [CIK]       0000941856
  [CCC]       3ttrjz#m
(/MODULE)

            This Post-Effective Amendment to the Registration Statement on Form S-6 comprises the following papers and documents:

            The facing sheet on Form S-6.

            The Prospectus.

            Signatures.

            Consent of Kopesky & Welke, LLP (included in Exhibit 8), independent public accountants and consent of evaluator; all other consents were previously filed.

                                      UNDERTAKING

                  The Sponsor undertakes that it will not instruct the
            Trustee to accept from (i) Financial Guaranty Insurance Company, Municipal Bond Insurance Association or any other insurance company affiliated with Sponsor, in settlement of any claim, less than an amount sufficient to pay any principal or interest (and, in the case of a taxability redemption, premium) then due on any Security in accordance with the municipal bond guaranty insurance policy attached to such Security or (ii) any affiliate of the the Sponsor who has any obligation with respect to any Security, less than the full amount due pursuant to the obligation, unless such instructions have been approved by the Securities and Exchange Commission pursuant to Rule 17d-1 under the Investment Company Act of 1940.
            The following Exhibits:

         ****Ex-3.(i)  -    Restated Certificate of Incorporation of
                              Prudential Securities Incorporated dated
                              March 29, 1993.
       *****Ex-3.(ii)  -    Revised By-Laws of Prudential Securities
                              Incorporated as amended through June 21,
                              1997.
                +Ex-4  -    Trust Indenture and Agreement dated
                              September 6, 1989.
                *Ex-8  -    Opinion of Kopesky & Welke, LLP.
               *Ex-23  -    Consent of Kenny S&P Evaluation Services, a
                              division of J.J. Kenny Co., Inc. (as
                              evaluator).
             ***Ex-24  -    Powers of Attorney executed by a majority of
                              the Board of Directors of Prudential
                              Securities Incorporated.
               *Ex-27  -    Financial Data Schedule for Series 165.
             *Ex-27.1  -    Financial Data Schedule for Multistate
                              Series 62 (California).
             *Ex-27.2  -    Financial Data Schedule for Multistate
                              Series 62 (Florida)

             *Ex-27.3  -    Financial Data Schedule for Multistate
                              Series 62 (New York).
                Ex-99       Information as to Officers and Directors of
                              Prudential Securities Incorporated is
                              incorporated by reference to Schedules A and
                              D of Form BD filed by Prudential Securities
                              Incorporated pursuant to Rules l5b1-1 and
                              l5b3-1 under the Securities Exchange Act of
                              1934 (1934 Act File No. 8-16267).
            **Ex-99.2  -    Affiliations of Sponsor with other investment
                              companies.
            **Ex-99.3  -    Broker's Blanket Policies, Standard Form No. 14
                              in the aggregate amount of $62,500,000.
             +Ex-99.4   -   Investment Advisory Agreement.
_________________________
*     Filed herewith.

** Incorporated by reference to exhibit of same designation filed with the Securities and Exchange Commission as an exhibit to the Registration Statement under the Securities Act of 1933 of Prudential Unit Trusts, Insured Tax-Exempt Series 1, Registration No. 2-89263.

*** Incorporated by reference to exhibits of same designation filed with the Securities and Exchange Commission as an exhibit to the Registration Statement under the Securities Act of 1933 of National Municipal Trust Series, Series 172, Registration No. 33-54681 and National Equity Trust, Top Ten Portfolio Series 3, Registration No. 333-15919.

**** Incorporated by reference to exhibit of same designation filed with the Securities and Exchange Commission as an exhibit to the Registration Statement under the Securities Act of 1933 of Government Securities Equity Trust Series 5, Registration No. 33-57992.

***** Incorporated by reference to exhibit of same designation filed with the Securities and Exchange Commission as an exhibit to the Registration Statement under the Securities Act of 1933 of National Municipal Trust, Series 186, Registration No. 33-54697.

+ Incorporated by reference to exhibit of same designation filed with the Securities and Exchange Commission as an exhibit to the Registration Statement under the Securities Act of 1933 of National Municipal Trust, Insured Series 43, Registration No. 33-29314.

                                SIGNATURES


          Pursuant to the requirements of the Securities Act of 1933, the registrant, National Municipal Trust, Series 165 and Multistate Series 62 certifies that it meets all of the requirements for effectiveness of this Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Registration Statement or amendments thereto to be signed on its behalf by the undersigned thereunto duly authorized, in the City of New York, and State of New York on the 17th day of April, 1997.

                         NATIONAL MUNICIPAL TRUST,
                         Series 165
                         Multistate Series 62
                           (Registrant)

                         By PRUDENTIAL SECURITIES INCORPORATED
                              (Depositor)

                         By the following persons,* who
                            constitute a majority of the
                            Board of Directors of Prudential
                            Securities Incorporated


                                   Robert C. Golden
                                   Alan D. Hogan
                                   A. Laurence Norton, Jr.
                                   Leland B. Paton
                                   Martin Pfinsgraff
                                   Vincent T. Pica II
                                   Hardwick Simmons
                                   Lee B. Spencer, Jr.

                         By   /s/ Kenneth Swankie
                              ------------------------------------
                               (Kenneth Swankie,
                               Senior Vice President,
                               Manager--Unit Investment
                               Trust Department,
                               as authorized
                               signatory for Prudential Securities
                               Incorporated and Attorney-
                               in-Fact for the persons
                               listed above)
_____________________
*    Pursuant to Powers of Attorney previously filed.

                            CONSENT OF COUNSEL

          The consents of counsel to the use of their names in the Prospectus included in this Registration Statement are contained in their opinions filed as Exhibit 5, 8-CA and 8-FL to the Registration Statement.

                      CONSENT OF INDEPENDENT AUDITORS

We consent to the use of our report dated April 1, 1997, accompanying the financial statements of the National Municipal Trust Series 165 (Uninsured) and Multistate Series 62 consisting of the California Trust, the Florida Trust (Insured) and the New York Trust (Uninsured) included herein and to the reference to our Firm as experts under the heading "Auditors" in the prospectus which is a part of this registration statement.

DELOITTE & TOUCHE LLP
DELOITTE & TOUCHE LLP

April 16, 1997
New York, New York
                                      II-5